LVIP SSGA Small-Cap Index Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.23%
Aerospace & Defense–1.44%
†AAR Corp.	25,598	$1,433,232
†AeroVironment, Inc.	20,681	2,464,968
†AerSale Corp.	24,000	179,760
†Archer Aviation, Inc. Class A	238,300	1,694,313
†Astronics Corp.	21,205	512,525
†Byrna Technologies, Inc.	12,500	210,500
Cadre Holdings, Inc.	18,800	556,668
†Ducommun, Inc.	9,800	568,694
†Eve Holding, Inc.	37,300	123,836
†Intuitive Machines, Inc.	31,300	233,185
†Kratos Defense & Security Solutions, Inc.	109,050	3,237,694
Leonardo DRS, Inc.	54,400	1,788,672
†Mercury Systems, Inc.	38,400	1,654,656
Moog, Inc. Class A	20,681	3,585,051
National Presto Industries, Inc.	3,872	340,388
Park Aerospace Corp.	13,788	185,449
†Redwire Corp.	16,200	134,298
†Rocket Lab USA, Inc.	260,100	4,650,588
†Triumph Group, Inc.	53,800	1,363,292
†V2X, Inc.	12,300	603,315
†Virgin Galactic Holdings, Inc.	19,370	58,691
†VirTra, Inc.	8,400	34,188
		25,613,963
Air Freight & Logistics–0.17%
†Air Transport Services Group, Inc.	37,576	843,205
†Forward Air Corp.	18,539	372,449
Hub Group, Inc. Class A	43,888	1,631,317
†Radiant Logistics, Inc.	25,876	159,137
		3,006,108
Automobile Components–1.06%
†Adient PLC	61,100	785,746
†American Axle & Manufacturing Holdings, Inc.	84,484	343,850
†Cooper-Standard Holdings, Inc.	13,200	202,224
Dana, Inc.	95,672	1,275,308
†Dorman Products, Inc.	19,073	2,299,059
†Fox Factory Holding Corp.	31,004	723,633
†Gentherm, Inc.	22,564	603,361
†Goodyear Tire & Rubber Co.	210,016	1,940,548
†Holley, Inc.	33,300	85,581
LCI Industries	18,343	1,603,729
†Luminar Technologies, Inc.	19,680	106,075
†Modine Manufacturing Co.	38,122	2,925,864
Patrick Industries, Inc.	23,856	2,017,263
Phinia, Inc.	30,600	1,298,358
†Solid Power, Inc.	118,700	124,635
Standard Motor Products, Inc.	15,351	382,701
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†Stoneridge, Inc.	19,431	$89,188
†Visteon Corp.	20,100	1,560,162
†XPEL, Inc.	18,464	542,472
		18,909,757
Automobiles–0.04%
†Livewire Group, Inc.	14,300	28,600
Winnebago Industries, Inc.	20,473	705,500
		734,100
Banks–10.68%
1st Source Corp.	13,334	797,507
ACNB Corp.	6,000	246,960
Amalgamated Financial Corp.	13,300	382,375
Amerant Bancorp, Inc.	27,800	573,792
Ameris Bancorp	48,512	2,792,836
Ames National Corp.	6,300	110,376
Arrow Financial Corp.	11,979	314,928
Associated Banc-Corp.	120,900	2,723,877
Atlantic Union Bankshares Corp.	65,872	2,051,254
†Axos Financial, Inc.	40,260	2,597,575
Banc of California, Inc.	101,830	1,444,968
BancFirst Corp.	14,586	1,602,564
†Bancorp, Inc.	33,747	1,783,191
Bank First Corp.	7,200	725,328
Bank of Hawaii Corp.	28,900	1,993,233
Bank of Marin Bancorp	11,398	251,554
Bank of NT Butterfield & Son Ltd.	32,800	1,276,576
Bank7 Corp.	2,900	112,346
BankUnited, Inc.	55,100	1,897,644
Bankwell Financial Group, Inc.	4,700	141,846
Banner Corp.	25,119	1,601,839
Bar Harbor Bankshares	10,868	320,606
BayCom Corp.	7,400	186,258
BCB Bancorp, Inc.	12,600	124,236
Berkshire Hills Bancorp, Inc.	31,793	829,479
†Blue Foundry Bancorp	14,800	136,160
†Bridgewater Bancshares, Inc.	14,200	197,238
Brookline Bancorp, Inc.	65,892	718,223
Burke & Herbert Financial Services Corp.	10,020	562,222
Business First Bancshares, Inc.	17,700	430,995
Byline Bancorp, Inc.	23,100	604,296
Cadence Bank	134,304	4,077,469
†California BanCorp	17,817	255,318
Camden National Corp.	12,455	504,054
Capital Bancorp, Inc.	6,600	186,978
Capital City Bank Group, Inc.	9,884	355,429
LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Capitol Federal Financial, Inc.	92,000	$515,200
†Carter Bankshares, Inc.	16,919	273,749
Cathay General Bancorp	50,103	2,155,932
Central Pacific Financial Corp.	19,230	519,979
Chemung Financial Corp.	2,400	114,168
ChoiceOne Financial Services, Inc.	6,300	181,251
Citizens & Northern Corp.	10,713	215,546
Citizens Financial Services, Inc.	3,329	193,248
City Holding Co.	10,597	1,244,830
Civista Bancshares, Inc.	11,200	218,848
CNB Financial Corp.	15,095	335,864
†Coastal Financial Corp.	9,300	840,813
Colony Bankcorp, Inc.	12,500	201,875
†Columbia Financial, Inc.	20,300	304,500
Community Financial System, Inc.	38,528	2,190,702
Community Trust Bancorp, Inc.	11,130	560,507
Community West Bancshares	12,700	234,696
ConnectOne Bancorp, Inc.	26,869	653,185
†Customers Bancorp, Inc.	21,680	1,088,336
CVB Financial Corp.	97,059	1,791,709
Dime Community Bancshares, Inc.	29,463	821,428
Eagle Bancorp, Inc.	21,346	448,266
Eastern Bankshares, Inc.	141,691	2,323,732
Enterprise Bancorp, Inc.	7,199	280,257
Enterprise Financial Services Corp.	27,170	1,460,116
Equity Bancshares, Inc. Class A	12,100	476,740
Esquire Financial Holdings, Inc.	5,200	391,976
ESSA Bancorp, Inc.	6,100	114,985
Farmers & Merchants Bancorp, Inc.	9,400	224,754
Farmers National Banc Corp.	26,992	352,246
FB Financial Corp.	26,071	1,208,652
Fidelity D&D Bancorp, Inc.	3,600	149,796
Financial Institutions, Inc.	14,267	356,104
First BanCorp	119,335	2,287,652
First Bancorp, Inc.	7,780	192,322
First Bancorp/Southern Pines NC	29,309	1,176,463
First Bancshares, Inc.	22,500	760,725
First Bank	15,400	228,074
First Busey Corp.	61,096	1,319,674
First Business Financial Services, Inc.	5,700	268,755
First Commonwealth Financial Corp.	74,139	1,152,120
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Community Bankshares, Inc.	12,534	$472,406
First Financial Bancorp	69,717	1,741,531
First Financial Bankshares, Inc.	95,884	3,444,153
First Financial Corp.	8,269	405,016
First Financial Northwest, Inc.	4,900	111,034
First Foundation, Inc.	47,005	243,956
First Internet Bancorp	6,000	160,680
First Interstate BancSystem, Inc. Class A	58,143	1,665,797
First Merchants Corp.	43,068	1,741,670
First Mid Bancshares, Inc.	16,513	576,304
First of Long Island Corp.	16,354	201,972
†First Western Financial, Inc.	5,900	115,935
Five Star Bancorp	12,400	344,720
Flagstar Financial, Inc.	186,866	2,171,383
Flushing Financial Corp.	23,797	302,222
FS Bancorp, Inc.	4,600	174,846
Fulton Financial Corp.	133,800	2,420,442
†FVCBankcorp, Inc.	12,450	131,597
German American Bancorp, Inc.	20,877	782,887
Glacier Bancorp, Inc.	83,882	3,709,262
Great Southern Bancorp, Inc.	6,270	347,170
Greene County Bancorp, Inc.	5,100	122,961
Guaranty Bancshares, Inc.	5,928	237,298
Hancock Whitney Corp.	63,933	3,353,286
Hanmi Financial Corp.	22,342	506,270
HarborOne Bancorp, Inc.	27,658	286,813
HBT Financial, Inc.	9,400	210,654
Heritage Commerce Corp.	43,238	411,626
Heritage Financial Corp.	24,455	594,990
Hilltop Holdings, Inc.	34,175	1,040,629
Hingham Institution For Savings	1,160	275,848
Home Bancorp, Inc.	5,074	227,315
Home BancShares, Inc.	137,328	3,882,263
†HomeStreet, Inc.	13,029	152,960
HomeTrust Bancshares, Inc.	10,741	368,201
Hope Bancorp, Inc.	87,358	914,638
Horizon Bancorp, Inc.	32,182	485,305
Independent Bank Corp.	46,204	2,422,866
International Bancshares Corp.	39,964	2,520,130
Investar Holding Corp.	6,600	116,226
John Marshall Bancorp, Inc.	9,300	153,636
Kearny Financial Corp.	39,837	249,380
Lakeland Financial Corp.	18,217	1,082,818
LCNB Corp.	9,500	140,505
LINKBANCORP, Inc.	16,600	112,548
Live Oak Bancshares, Inc.	25,700	685,162
Mercantile Bank Corp.	11,633	505,338
Metrocity Bankshares, Inc.	13,500	372,195
LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Metropolitan Bank Holding Corp.	7,800	$436,722
Mid Penn Bancorp, Inc.	13,000	336,830
Middlefield Banc Corp.	5,200	145,340
Midland States Bancorp, Inc.	15,104	258,580
MidWestOne Financial Group, Inc.	14,242	421,706
MVB Financial Corp.	8,200	142,024
National Bank Holdings Corp. Class A	27,052	1,035,280
National Bankshares, Inc.	4,100	109,183
†NB Bancorp, Inc.	28,200	509,574
NBT Bancorp, Inc.	33,739	1,447,403
Nicolet Bankshares, Inc.	10,100	1,100,496
Northeast Bank	5,100	466,854
Northeast Community Bancorp, Inc.	9,400	220,336
Northfield Bancorp, Inc.	30,056	327,911
Northrim BanCorp, Inc.	3,900	285,558
Northwest Bancshares, Inc.	94,109	1,131,190
Norwood Financial Corp.	6,300	152,271
Oak Valley Bancorp	4,900	122,304
OceanFirst Financial Corp.	42,067	715,560
OFG Bancorp	33,188	1,328,184
Old National Bancorp	231,851	4,912,923
Old Second Bancorp, Inc.	31,946	531,581
Orange County Bancorp, Inc.	7,400	173,086
Origin Bancorp, Inc.	21,700	752,339
Orrstown Financial Services, Inc.	13,600	408,136
Pacific Premier Bancorp, Inc.	70,782	1,509,072
Park National Corp.	10,576	1,601,206
Parke Bancorp, Inc.	7,400	139,416
Pathward Financial, Inc.	17,700	1,291,215
PCB Bancorp	7,600	142,196
Peapack-Gladstone Financial Corp.	12,391	351,904
Peoples Bancorp of North Carolina, Inc.	3,200	87,168
Peoples Bancorp, Inc.	25,240	748,618
Peoples Financial Services Corp.	6,677	296,926
†Pioneer Bancorp, Inc.	7,600	88,996
Plumas Bancorp	4,100	177,407
†Ponce Financial Group, Inc.	14,600	184,982
Preferred Bank	9,046	756,788
Primis Financial Corp.	16,800	164,136
Princeton Bancorp, Inc.	3,800	116,090
†Provident Bancorp, Inc.	11,100	127,428
Provident Financial Services, Inc.	92,263	1,584,156
QCR Holdings, Inc.	12,000	855,840
RBB Bancorp	12,432	205,128
Red River Bancshares, Inc.	3,400	175,610
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Renasant Corp.	45,808	$1,554,265
Republic Bancorp, Inc. Class A	6,025	384,515
S&T Bancorp, Inc.	27,924	1,034,584
Sandy Spring Bancorp, Inc.	32,517	908,850
Seacoast Banking Corp. of Florida	62,431	1,606,350
ServisFirst Bancshares, Inc.	37,400	3,089,240
Shore Bancshares, Inc.	22,944	310,662
Sierra Bancorp	9,666	269,488
Simmons First National Corp. Class A	90,970	1,867,614
SmartFinancial, Inc.	11,600	360,528
South Plains Financial, Inc.	8,577	284,070
†Southern First Bancshares, Inc.	5,715	188,138
Southern Missouri Bancorp, Inc.	6,998	364,036
Southern States Bancshares, Inc.	6,200	221,650
Southside Bancshares, Inc.	21,067	610,100
SouthState Corp.	72,021	6,684,989
Stellar Bancorp, Inc.	36,310	1,004,335
†Sterling Bancorp, Inc.	14,600	70,664
Stock Yards Bancorp, Inc.	18,732	1,293,632
†Texas Capital Bancshares, Inc.	34,200	2,554,740
†Third Coast Bancshares, Inc.	8,400	280,308
Timberland Bancorp, Inc.	5,400	162,810
Tompkins Financial Corp.	9,459	595,728
Towne Bank	51,837	1,772,307
TriCo Bancshares	23,413	935,818
†Triumph Financial, Inc.	16,200	936,360
TrustCo Bank Corp.	13,600	414,528
Trustmark Corp.	44,579	1,537,530
UMB Financial Corp.	50,197	5,074,917
United Bankshares, Inc.	97,378	3,376,095
United Community Banks, Inc.	88,096	2,478,140
Unity Bancorp, Inc.	5,400	219,780
Univest Financial Corp.	20,920	593,291
USCB Financial Holdings, Inc.	8,100	150,336
Valley National Bancorp	349,376	3,105,953
Veritex Holdings, Inc.	38,782	968,387
Virginia National Bankshares Corp.	3,400	122,672
WaFd, Inc.	59,684	1,705,769
Washington Trust Bancorp, Inc.	14,275	440,526
WesBanco, Inc.	63,375	1,962,090
West BanCorp, Inc.	11,696	233,218
Westamerica BanCorp	19,081	966,071
WSFS Financial Corp.	43,136	2,237,464
		190,446,350
LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages–0.40%
MGP Ingredients, Inc.	10,500	$308,490
National Beverage Corp.	17,134	711,747
Primo Brands Corp. Class A	146,866	5,212,274
†Vita Coco Co., Inc.	28,800	882,720
		7,115,231
Biotechnology–8.11%
†2seventy bio, Inc.	38,300	189,202
†4D Molecular Therapeutics, Inc.	38,200	123,386
†89bio, Inc.	81,800	594,686
†Absci Corp.	57,300	143,823
†ACADIA Pharmaceuticals, Inc.	87,700	1,456,697
†ACELYRIN, Inc.	54,100	133,627
†Achieve Life Sciences, Inc.	27,300	72,891
†Acrivon Therapeutics, Inc.	8,790	17,844
†Actinium Pharmaceuticals, Inc.	25,300	40,733
†Acumen Pharmaceuticals, Inc.	33,100	36,410
†ADC Therapeutics SA	55,600	78,396
†ADMA Biologics, Inc.	169,300	3,358,912
†Adverum Biotechnologies, Inc.	16,500	72,105
†Aerovate Therapeutics, Inc.	8,800	22,088
†Agenus, Inc.	16,110	24,246
†Agios Pharmaceuticals, Inc.	41,400	1,213,020
†Akebia Therapeutics, Inc.	154,300	296,256
†Akero Therapeutics, Inc.	55,000	2,226,400
†Aldeyra Therapeutics, Inc.	36,000	207,000
†Alector, Inc.	59,889	73,663
†Alkermes PLC	118,700	3,919,474
†Allogene Therapeutics, Inc.	93,800	136,948
†Altimmune, Inc.	52,700	263,500
†ALX Oncology Holdings, Inc.	26,200	16,323
†Amicus Therapeutics, Inc.	216,300	1,765,008
†AnaptysBio, Inc.	15,500	288,145
†Anavex Life Sciences Corp.	55,600	477,048
†Anika Therapeutics, Inc.	9,395	141,207
†Annexon, Inc.	67,900	131,047
†Apogee Therapeutics, Inc.	27,800	1,038,608
†Applied Therapeutics, Inc.	71,300	34,859
†Arbutus Biopharma Corp.	105,500	368,195
†Arcellx, Inc.	32,300	2,118,880
†Arcturus Therapeutics Holdings, Inc.	17,000	180,030
†Arcus Biosciences, Inc.	40,300	316,355
†Arcutis Biotherapeutics, Inc.	78,800	1,232,432
†Ardelyx, Inc.	172,300	845,993
†ArriVent Biopharma, Inc.	20,300	375,347
†Arrowhead Pharmaceuticals, Inc.	87,432	1,113,884
†ARS Pharmaceuticals, Inc.	36,500	459,170
†Artiva Biotherapeutics, Inc.	15,800	47,400
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Astria Therapeutics, Inc.	33,400	$178,356
†Atossa Therapeutics, Inc.	100,100	67,357
†Aura Biosciences, Inc.	34,400	201,584
†Aurinia Pharmaceuticals, Inc.	98,700	793,548
†Avidity Biosciences, Inc.	83,800	2,473,776
†Avita Medical, Inc.	19,300	157,102
†Beam Therapeutics, Inc.	67,400	1,316,322
†Bicara Therapeutics, Inc.	15,500	201,965
†BioCryst Pharmaceuticals, Inc.	152,503	1,143,772
†Biohaven Ltd.	62,950	1,513,318
†Biomea Fusion, Inc.	21,900	46,647
†Black Diamond Therapeutics, Inc.	29,400	45,570
†Bluebird Bio, Inc.	7,600	37,088
†Blueprint Medicines Corp.	46,848	4,146,516
†Boundless Bio, Inc.	5,600	8,456
†Bridgebio Pharma, Inc.	103,485	3,577,476
†C4 Therapeutics, Inc.	43,500	69,600
†Cabaletta Bio, Inc.	34,200	47,367
†CAMP4 Therapeutics Corp.	3,800	15,200
†Candel Therapeutics, Inc.	21,500	121,475
†Capricor Therapeutics, Inc.	26,200	248,638
†Cardiff Oncology, Inc.	44,100	138,474
†CareDx, Inc.	37,400	663,850
†Cargo Therapeutics, Inc.	25,800	105,006
†Caribou Biosciences, Inc.	63,000	57,525
†Cartesian Therapeutics, Inc.	7,126	93,921
†Catalyst Pharmaceuticals, Inc.	83,400	2,022,450
†Celcuity, Inc.	23,900	241,629
†Celldex Therapeutics, Inc.	47,700	865,755
†Century Therapeutics, Inc.	36,200	17,231
†CervoMed, Inc.	4,300	39,345
†CG oncology, Inc.	40,000	979,600
†Cibus, Inc.	11,900	22,253
†Climb Bio, Inc.	16,100	19,642
†Cogent Biosciences, Inc.	68,100	407,919
†Coherus Biosciences, Inc.	83,905	67,711
†Compass Therapeutics, Inc.	73,940	140,486
†Corbus Pharmaceuticals Holdings, Inc.	8,100	43,011
†Crinetics Pharmaceuticals, Inc.	67,568	2,266,231
†Cullinan Therapeutics, Inc.	38,900	294,473
†Cytokinetics, Inc.	84,166	3,382,632
†Day One Biopharmaceuticals, Inc.	40,900	324,337
†Denali Therapeutics, Inc.	91,100	1,238,504
†Design Therapeutics, Inc.	24,800	95,728
†Dianthus Therapeutics, Inc.	17,400	315,636
†Disc Medicine, Inc.	16,900	838,916
†Dynavax Technologies Corp.	96,515	1,251,800
†Dyne Therapeutics, Inc.	61,900	647,474
LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Editas Medicine, Inc.	61,938	$71,848
†Elevation Oncology, Inc.	41,300	10,701
†Enanta Pharmaceuticals, Inc.	15,200	83,904
†Entrada Therapeutics, Inc.	18,300	165,432
†Erasca, Inc.	134,300	183,991
†Fate Therapeutics, Inc.	71,854	56,772
†Fennec Pharmaceuticals, Inc.	18,900	115,101
†Fibrobiologics, Inc.	20,300	18,270
†Foghorn Therapeutics, Inc.	20,000	73,000
†Galectin Therapeutics, Inc.	16,000	19,520
†Generation Bio Co.	34,500	13,973
†Geron Corp.	431,594	686,234
†Greenwich Lifesciences, Inc.	4,700	44,838
†Gyre Therapeutics, Inc.	5,500	42,460
†Halozyme Therapeutics, Inc.	91,943	5,866,883
†Heron Therapeutics, Inc.	93,292	205,242
†HilleVax, Inc.	25,000	36,250
†Humacyte, Inc.	65,200	111,166
†Ideaya Biosciences, Inc.	63,900	1,046,682
†IGM Biosciences, Inc.	11,900	13,685
†ImmunityBio, Inc.	114,200	343,742
†Immunome, Inc.	52,900	356,017
†Immunovant, Inc.	42,500	726,325
†Inhibrx Biosciences, Inc.	8,300	116,117
†Inmune Bio, Inc.	9,600	74,976
†Inovio Pharmaceuticals, Inc.	20,100	32,763
†Inozyme Pharma, Inc.	40,900	37,219
†Insmed, Inc.	127,000	9,688,830
†Intellia Therapeutics, Inc.	75,900	539,649
†Invivyd, Inc.	62,400	37,771
†Iovance Biotherapeutics, Inc.	200,700	668,331
†Ironwood Pharmaceuticals, Inc.	102,972	151,369
†iTeos Therapeutics, Inc.	20,600	122,982
†Janux Therapeutics, Inc.	23,400	631,800
†Jasper Therapeutics, Inc.	8,100	34,830
†KalVista Pharmaceuticals, Inc.	29,100	335,814
†Keros Therapeutics, Inc.	24,800	252,712
†Kiniksa Pharmaceuticals International PLC	28,500	632,985
†Kodiak Sciences, Inc.	23,315	65,399
†Korro Bio, Inc.	4,500	78,345
†Krystal Biotech, Inc.	18,246	3,289,754
†Kura Oncology, Inc.	53,799	355,073
†Kymera Therapeutics, Inc.	34,700	949,739
†Kyverna Therapeutics, Inc.	14,700	28,371
†Larimar Therapeutics, Inc.	31,200	67,080
†LENZ Therapeutics, Inc.	9,285	238,717
†Lexeo Therapeutics, Inc.	14,900	51,703
†Lexicon Pharmaceuticals, Inc.	91,016	41,940
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Lineage Cell Therapeutics, Inc.	124,500	$56,224
†Lyell Immunopharma, Inc.	125,800	67,680
†MacroGenics, Inc.	47,400	60,198
†Madrigal Pharmaceuticals, Inc.	13,274	4,396,747
†MannKind Corp.	196,700	989,401
†MeiraGTx Holdings PLC	33,792	229,110
†=Merrimack Pharmaceuticals, Inc.	1,500	15
†Mersana Therapeutics, Inc.	83,300	28,672
†Metagenomi, Inc.	16,200	22,032
†Metsera, Inc.	11,300	307,586
†MiMedx Group, Inc.	87,800	667,280
†Mineralys Therapeutics, Inc.	21,200	336,656
†Mirum Pharmaceuticals, Inc.	29,100	1,310,955
†Monte Rosa Therapeutics, Inc.	31,000	143,840
†Myriad Genetics, Inc.	64,600	573,002
†Neurogene, Inc.	9,100	106,561
†Nkarta, Inc.	42,000	77,280
†Novavax, Inc.	112,900	723,689
†Nurix Therapeutics, Inc.	55,700	661,716
†Nuvalent, Inc. Class A	25,800	1,829,736
†Ocugen, Inc.	219,400	154,962
†Olema Pharmaceuticals, Inc.	29,600	111,296
†Organogenesis Holdings, Inc.	52,100	225,072
†ORIC Pharmaceuticals, Inc.	45,700	255,006
†Outlook Therapeutics, Inc.	6,724	8,203
†Ovid therapeutics, Inc.	44,200	13,786
†PepGen, Inc.	12,300	17,282
†Perspective Therapeutics, Inc.	37,400	79,662
†Praxis Precision Medicines, Inc.	12,500	473,375
†Precigen, Inc.	104,500	155,705
†Prelude Therapeutics, Inc.	9,400	7,219
†Prime Medicine, Inc.	45,000	89,550
†ProKidney Corp.	73,100	64,050
†Protagonist Therapeutics, Inc.	43,800	2,118,168
†Prothena Corp. PLC	31,500	389,813
†PTC Therapeutics, Inc.	56,124	2,860,079
†Puma Biotechnology, Inc.	32,800	97,088
†Pyxis Oncology, Inc.	38,700	37,922
†Q32 Bio, Inc.	4,800	7,920
†RAPT Therapeutics, Inc.	21,400	26,108
†Recursion Pharmaceuticals, Inc. Class A	185,800	982,882
†REGENXBIO, Inc.	34,100	243,815
†Regulus Therapeutics, Inc.	50,000	87,500
†Relay Therapeutics, Inc.	94,400	247,328
†Renovaro, Inc.	82,400	44,760
†Replimune Group, Inc.	50,876	496,041
†Revolution Medicines, Inc.	125,512	4,438,104
LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Rhythm Pharmaceuticals, Inc.	40,300	$2,134,691
†Rigel Pharmaceuticals, Inc.	13,206	237,576
†Rocket Pharmaceuticals, Inc.	57,300	382,191
†Sage Therapeutics, Inc.	39,400	313,230
†Sana Biotechnology, Inc.	98,000	164,640
†Savara, Inc.	90,300	250,131
†Scholar Rock Holding Corp.	59,300	1,906,495
†Sera Prognostics, Inc. Class A	21,800	80,224
†Shattuck Labs, Inc.	31,000	29,453
†Skye Bioscience, Inc.	13,700	21,783
†Soleno Therapeutics, Inc.	18,900	1,350,405
†Solid Biosciences, Inc.	17,800	65,860
†SpringWorks Therapeutics, Inc.	50,600	2,232,978
†Spyre Therapeutics, Inc.	29,700	479,210
†Stoke Therapeutics, Inc.	26,400	175,560
†Summit Therapeutics, Inc.	67,900	1,309,791
†Sutro Biopharma, Inc.	60,700	39,491
†Syndax Pharmaceuticals, Inc.	60,806	747,002
†Tango Therapeutics, Inc.	38,000	52,060
†Taysha Gene Therapies, Inc.	127,200	176,808
†Tenaya Therapeutics, Inc.	43,700	24,913
†Tevogen Bio Holdings, Inc.	13,400	14,472
†TG Therapeutics, Inc.	102,900	4,057,347
†Tourmaline Bio, Inc.	17,100	260,091
†Travere Therapeutics, Inc.	62,100	1,112,832
†TScan Therapeutics, Inc.	30,400	41,952
†Twist Bioscience Corp.	43,700	1,715,662
†Tyra Biosciences, Inc.	15,100	140,430
†Upstream Bio, Inc.	12,700	77,724
†UroGen Pharma Ltd.	28,900	319,634
†Vanda Pharmaceuticals, Inc.	44,181	202,791
†Vaxcyte, Inc.	91,500	3,455,040
†Vera Therapeutics, Inc.	33,500	804,670
†Veracyte, Inc.	57,500	1,704,875
†Verastem, Inc.	28,400	171,252
†Vericel Corp.	36,300	1,619,706
†Verve Therapeutics, Inc.	52,700	240,839
†Vir Biotechnology, Inc.	66,400	430,272
†Viridian Therapeutics, Inc.	54,600	736,008
†Voyager Therapeutics, Inc.	34,100	115,258
†Werewolf Therapeutics, Inc.	24,100	23,430
†X4 Pharmaceuticals, Inc.	133,300	31,512
†XBiotech, Inc.	14,600	47,304
†Xencor, Inc.	48,900	520,296
†XOMA Royalty Corp.	5,800	115,594
†Y-mAbs Therapeutics, Inc.	27,300	120,939
†Zenas Biopharma, Inc.	11,200	88,480
†Zentalis Pharmaceuticals, Inc.	40,700	64,713
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Zura Bio Ltd.	29,000	$37,410
†Zymeworks, Inc.	39,600	471,636
		144,697,952
Broadline Retail–0.03%
†1stdibs.com, Inc.	19,800	60,192
†Groupon, Inc.	17,200	322,844
†QVC Group, Inc. Class B	1,527	10,139
†Savers Value Village, Inc.	16,700	115,230
		508,405
Building Products–1.40%
†American Woodmark Corp.	11,275	663,308
Apogee Enterprises, Inc.	15,947	738,825
AZZ, Inc.	21,645	1,809,738
†Caesarstone Ltd.	16,400	39,852
CSW Industrials, Inc.	12,400	3,614,848
†Gibraltar Industries, Inc.	22,456	1,317,269
Griffon Corp.	29,031	2,075,717
Insteel Industries, Inc.	13,439	353,446
†Janus International Group, Inc.	103,100	742,320
†JELD-WEN Holding, Inc.	61,959	369,895
†Masterbrand, Inc.	92,800	1,211,968
Quanex Building Products Corp.	35,052	651,617
†Resideo Technologies, Inc.	108,000	1,911,600
Tecnoglass, Inc.	16,500	1,180,575
UFP Industries, Inc.	44,010	4,710,830
Zurn Elkay Water Solutions Corp.	106,100	3,499,178
		24,890,986
Capital Markets–1.82%
Acadian Asset Management, Inc.	19,617	507,296
†AlTi Global, Inc.	26,600	80,864
Artisan Partners Asset Management, Inc. Class A	46,200	1,806,420
B Riley Financial, Inc.	15,723	60,848
BGC Group, Inc. Class A	262,100	2,403,457
Cohen & Steers, Inc.	20,169	1,618,562
Diamond Hill Investment Group, Inc.	1,932	275,967
DigitalBridge Group, Inc.	115,850	1,021,797
†Donnelley Financial Solutions, Inc.	20,800	909,168
†Forge Global Holdings, Inc.	85,000	47,770
GCM Grosvenor, Inc. Class A	32,400	428,652
Hamilton Lane, Inc. Class A	29,200	4,341,164
MarketWise, Inc.	25,600	12,636
Moelis & Co. Class A	52,100	3,040,556
†Open Lending Corp. Class A	74,700	206,172
P10, Inc. Class A	30,200	354,850
LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Patria Investments Ltd. Class A	43,000	$485,470
Perella Weinberg Partners	37,500	690,000
Piper Sandler Cos.	12,768	3,162,123
PJT Partners, Inc. Class A	17,200	2,371,536
Silvercrest Asset Management Group, Inc. Class A	7,400	121,064
StepStone Group, Inc. Class A	49,000	2,559,270
†StoneX Group, Inc.	32,429	2,476,927
Value Line, Inc.	700	27,069
Victory Capital Holdings, Inc. Class A	30,360	1,756,933
Virtus Investment Partners, Inc.	4,932	850,080
WisdomTree, Inc.	98,108	875,123
		32,491,774
Chemicals–1.59%
AdvanSix, Inc.	18,900	428,085
American Vanguard Corp.	17,795	78,298
†Arq, Inc.	19,500	81,315
†ASP Isotopes, Inc.	39,600	185,724
†Aspen Aerogels, Inc.	45,200	288,828
Avient Corp.	66,502	2,471,214
Balchem Corp.	23,809	3,952,294
Cabot Corp.	39,100	3,250,774
†Core Molding Technologies, Inc.	5,000	76,000
†Ecovyst, Inc.	84,600	524,520
Hawkins, Inc.	14,336	1,518,469
HB Fuller Co.	40,309	2,262,141
†Ingevity Corp.	26,853	1,063,110
Innospec, Inc.	18,304	1,734,304
†Intrepid Potash, Inc.	8,200	240,998
Koppers Holdings, Inc.	14,560	407,680
Kronos Worldwide, Inc.	15,689	117,354
†LSB Industries, Inc.	39,500	260,305
Mativ Holdings, Inc.	40,079	249,692
Minerals Technologies, Inc.	23,464	1,491,607
Northern Technologies International Corp.	6,200	64,542
Orion SA	41,995	542,995
†Perimeter Solutions, Inc.	98,878	995,702
†PureCycle Technologies, Inc.	91,300	631,796
Quaker Chemical Corp.	10,113	1,250,068
†Rayonier Advanced Materials, Inc.	47,500	273,125
Sensient Technologies Corp.	31,095	2,314,401
Stepan Co.	15,870	873,485
Tronox Holdings PLC	88,200	620,928
Valhi, Inc.	2,100	34,125
		28,283,879
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–1.85%
ABM Industries, Inc.	45,823	$2,170,177
ACCO Brands Corp.	69,324	290,468
†ACV Auctions, Inc. Class A	108,400	1,527,356
†Bridger Aerospace Group Holdings, Inc.	7,000	7,910
†BrightView Holdings, Inc.	43,800	562,392
Brink's Co.	32,360	2,788,138
†Casella Waste Systems, Inc. Class A	46,034	5,133,251
†CECO Environmental Corp.	21,700	494,760
†Cimpress PLC	12,334	557,867
CompX International, Inc.	838	17,363
†CoreCivic, Inc.	79,881	1,620,786
Deluxe Corp.	31,940	504,971
†Driven Brands Holdings, Inc.	44,300	759,302
Ennis, Inc.	18,562	372,911
†Enviri Corp.	58,800	391,020
†GEO Group, Inc.	93,538	2,732,245
†Healthcare Services Group, Inc.	54,581	550,176
HNI Corp.	34,735	1,540,497
Interface, Inc.	42,421	841,633
†LanzaTech Global, Inc.	88,500	21,426
†Liquidity Services, Inc.	15,873	492,222
Matthews International Corp. Class A	22,010	489,502
MillerKnoll, Inc.	49,805	953,268
†Montrose Environmental Group, Inc.	23,600	336,536
NL Industries, Inc.	6,336	50,054
†OPENLANE, Inc.	78,700	1,517,336
†Perma-Fix Environmental Services, Inc.	13,100	95,237
Pitney Bowes, Inc.	121,400	1,098,670
†Pursuit Attractions & Hospitality, Inc.	14,813	524,232
Quad/Graphics, Inc.	22,700	123,715
†Quest Resource Holding Corp.	13,600	35,360
Steelcase, Inc. Class A	67,798	743,066
UniFirst Corp.	11,067	1,925,658
Virco Mfg. Corp.	8,300	78,518
VSE Corp.	13,066	1,567,789
		32,915,812
Communications Equipment–0.63%
†ADTRAN Holdings, Inc.	56,848	495,714
†Applied Optoelectronics, Inc.	31,900	489,665
†Aviat Networks, Inc.	8,800	168,696
†Calix, Inc.	43,531	1,542,739
†Clearfield, Inc.	9,000	267,480
†CommScope Holding Co., Inc.	156,500	831,015
†Digi International, Inc.	26,843	747,041
†Extreme Networks, Inc.	94,245	1,246,861
LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Harmonic, Inc.	81,688	$783,388
†NETGEAR, Inc.	20,134	492,478
†NetScout Systems, Inc.	51,056	1,072,686
†Ribbon Communications, Inc.	66,302	259,904
†Viasat, Inc.	90,700	945,094
†Viavi Solutions, Inc.	162,500	1,818,375
		11,161,136
Construction & Engineering–1.50%
†Ameresco, Inc. Class A	23,921	288,966
Arcosa, Inc.	35,800	2,760,896
Argan, Inc.	9,324	1,223,029
†Bowman Consulting Group Ltd.	9,900	216,117
†Centuri Holdings, Inc.	12,400	203,236
Concrete Pumping Holdings, Inc.	16,600	90,636
†Construction Partners, Inc. Class A	34,100	2,450,767
†Dycom Industries, Inc.	20,929	3,188,324
†Fluor Corp.	125,800	4,506,156
Granite Construction, Inc.	32,379	2,441,377
†Great Lakes Dredge & Dock Corp.	48,934	425,726
†IES Holdings, Inc.	6,000	990,660
†Limbach Holdings, Inc.	7,400	551,078
†Matrix Service Co.	19,600	243,628
†MYR Group, Inc.	11,694	1,322,474
†Northwest Pipe Co.	7,148	295,212
†Orion Group Holdings, Inc.	25,700	134,411
Primoris Services Corp.	39,238	2,252,654
†Southland Holdings, Inc.	8,200	24,518
†Sterling Infrastructure, Inc.	21,900	2,479,299
†Tutor Perini Corp.	31,706	734,945
		26,824,109
Construction Materials–0.26%
†Knife River Corp.	41,800	3,770,778
†Smith-Midland Corp.	3,200	99,424
U.S. Lime & Minerals, Inc.	7,635	674,781
		4,544,983
Consumer Finance–0.98%
†Atlanticus Holdings Corp.	4,015	205,367
Bread Financial Holdings, Inc.	36,800	1,842,944
†Consumer Portfolio Services, Inc.	6,000	52,020
†Dave, Inc.	5,800	479,428
†Encore Capital Group, Inc.	16,963	581,492
†Enova International, Inc.	18,723	1,807,893
FirstCash Holdings, Inc.	28,324	3,407,944
†Green Dot Corp. Class A	39,402	332,553
†LendingClub Corp.	80,960	835,507
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
†LendingTree, Inc.	7,400	$371,998
Medallion Financial Corp.	13,600	118,456
†Moneylion, Inc.	6,600	570,966
Navient Corp.	54,300	685,809
Nelnet, Inc. Class A	10,538	1,168,980
†NerdWallet, Inc. Class A	26,100	236,205
OppFi, Inc.	14,200	132,060
†PRA Group, Inc.	28,023	577,834
PROG Holdings, Inc.	29,905	795,473
Regional Management Corp.	5,943	178,944
†Upstart Holdings, Inc.	59,000	2,715,770
†World Acceptance Corp.	2,601	329,156
		17,426,799
Consumer Staples Distribution & Retail–1.09%
Andersons, Inc.	23,863	1,024,439
†Chefs' Warehouse, Inc.	26,235	1,428,758
†Guardian Pharmacy Services, Inc. Class A	6,300	133,938
†HF Foods Group, Inc.	28,000	137,200
Ingles Markets, Inc. Class A	10,631	692,397
Natural Grocers by Vitamin Cottage, Inc.	6,789	272,918
PriceSmart, Inc.	18,532	1,628,036
SpartanNash Co.	25,458	515,779
†Sprouts Farmers Market, Inc.	74,300	11,341,152
†United Natural Foods, Inc.	42,899	1,175,004
Village Super Market, Inc. Class A	6,313	239,957
Weis Markets, Inc.	12,100	932,305
		19,521,883
Containers & Packaging–0.26%
Ardagh Metal Packaging SA	107,200	323,744
Greif, Inc. Class A	21,917	1,220,733
Myers Industries, Inc.	27,597	329,232
†O-I Glass, Inc.	113,500	1,301,845
Pactiv Evergreen, Inc.	29,500	531,295
†Ranpak Holdings Corp.	33,000	178,860
TriMas Corp.	30,025	703,486
		4,589,195
Distributors–0.04%
A-Mark Precious Metals, Inc.	12,800	324,736
†GigaCloud Technology, Inc. Class A	17,400	247,080
Weyco Group, Inc.	4,500	137,160
		708,976
Diversified Consumer Services–1.18%
†Adtalem Global Education, Inc.	27,617	2,779,375
†American Public Education, Inc.	11,400	254,448
Carriage Services, Inc.	10,135	392,731
LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Chegg, Inc.	71,000	$45,383
†Coursera, Inc.	99,800	664,668
†European Wax Center, Inc. Class A	25,400	100,330
†Frontdoor, Inc.	56,800	2,182,256
Graham Holdings Co. Class B	2,400	2,306,064
†KinderCare Learning Cos., Inc.	20,000	231,800
†Laureate Education, Inc.	96,100	1,965,245
†Lincoln Educational Services Corp.	19,400	307,878
†Mister Car Wash, Inc.	69,400	547,566
†Nerdy, Inc.	50,000	71,000
OneSpaWorld Holdings Ltd.	73,600	1,235,744
Perdoceo Education Corp.	48,368	1,217,906
Strategic Education, Inc.	16,235	1,363,091
†Stride, Inc.	31,400	3,972,100
†Udemy, Inc.	67,500	523,800
†Universal Technical Institute, Inc.	34,500	885,960
†Zspace, Inc.	2,000	14,820
		21,062,165
Diversified REITs–0.68%
Alexander & Baldwin, Inc.	53,808	927,112
Alpine Income Property Trust, Inc.	9,800	163,856
American Assets Trust, Inc.	35,473	714,426
Armada Hoffler Properties, Inc.	57,300	430,323
Broadstone Net Lease, Inc.	139,000	2,368,560
CTO Realty Growth, Inc.	20,942	404,390
Empire State Realty Trust, Inc. Class A	99,400	777,308
Essential Properties Realty Trust, Inc.	129,335	4,221,495
Gladstone Commercial Corp.	32,005	479,435
Global Net Lease, Inc.	147,128	1,182,909
NexPoint Diversified Real Estate Trust	27,517	105,390
One Liberty Properties, Inc.	11,807	310,170
		12,085,374
Diversified Telecommunication Services–0.58%
†Anterix, Inc.	7,400	270,840
†AST SpaceMobile, Inc.	98,700	2,244,438
ATN International, Inc.	7,592	154,194
†Bandwidth, Inc. Class A	18,300	239,730
Cogent Communications Holdings, Inc.	32,504	1,992,820
†Globalstar, Inc.	35,586	742,324
IDT Corp. Class B	11,400	584,934
†Liberty Latin America Ltd. Class A	118,171	736,604
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Lumen Technologies, Inc.	745,300	$2,921,576
Shenandoah Telecommunications Co.	36,150	454,405
		10,341,865
Electric Utilities–0.91%
ALLETE, Inc.	42,673	2,803,616
Genie Energy Ltd. Class B	9,200	138,460
†Hawaiian Electric Industries, Inc.	128,400	1,405,980
MGE Energy, Inc.	26,815	2,492,723
Otter Tail Corp.	30,481	2,449,758
Portland General Electric Co.	76,600	3,416,360
TXNM Energy, Inc.	66,336	3,547,649
		16,254,546
Electrical Equipment–1.23%
Allient, Inc.	10,800	237,384
†American Superconductor Corp.	25,200	457,128
†Amprius Technologies, Inc.	13,500	36,180
†Array Technologies, Inc.	113,100	550,797
Atkore, Inc.	25,600	1,535,744
†Blink Charging Co.	76,300	70,020
†Bloom Energy Corp. Class A	148,145	2,912,531
†ChargePoint Holdings, Inc.	287,900	174,179
†Energy Vault Holdings, Inc.	81,100	56,397
EnerSys	29,022	2,657,835
†Enovix Corp.	120,500	884,470
†Fluence Energy, Inc.	45,200	219,220
†FuelCell Energy, Inc.	13,600	62,424
†GrafTech International Ltd.	192,000	167,885
†Hyliion Holdings Corp.	104,500	146,300
LSI Industries, Inc.	20,800	353,600
†NANO Nuclear Energy, Inc.	17,900	473,634
†Net Power, Inc.	15,200	39,976
†NEXTracker, Inc. Class A	106,300	4,479,482
†NuScale Power Corp.	66,800	945,888
†Plug Power, Inc.	611,100	824,985
Powell Industries, Inc.	6,908	1,176,640
Preformed Line Products Co.	1,786	250,201
†SES AI Corp.	93,900	48,894
†Shoals Technologies Group, Inc. Class A	124,700	414,004
†SolarMax Technology, Inc.	18,100	21,720
†Solidion Technology, Inc.	26,900	3,244
†Stem, Inc.	108,100	37,867
†Sunrun, Inc.	163,600	958,696
†T1 Energy, Inc.	80,500	101,430
†Thermon Group Holdings, Inc.	24,660	686,781
†TPI Composites, Inc.	36,700	29,580
LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Ultralife Corp.	8,000	$43,040
†Vicor Corp.	16,871	789,225
		21,847,381
Electronic Equipment, Instruments & Components–2.88%
†908 Devices, Inc.	18,100	81,088
Advanced Energy Industries, Inc.	27,479	2,619,023
†Aeva Technologies, Inc.	16,880	118,160
†Arlo Technologies, Inc.	72,315	713,749
Badger Meter, Inc.	21,622	4,113,586
Bel Fuse, Inc. Class A	8,700	647,922
Belden, Inc.	29,942	3,001,686
Benchmark Electronics, Inc.	26,366	1,002,699
Climb Global Solutions, Inc.	3,100	343,356
CTS Corp.	22,011	914,557
†Daktronics, Inc.	30,400	370,272
†ePlus, Inc.	19,216	1,172,752
†Evolv Technologies Holdings, Inc.	96,900	302,328
†Fabrinet	26,856	5,304,329
†FARO Technologies, Inc.	14,299	390,363
†Insight Enterprises, Inc.	20,103	3,015,249
†Itron, Inc.	33,244	3,482,641
†Kimball Electronics, Inc.	17,675	290,754
†Knowles Corp.	64,206	975,931
†Lightwave Logic, Inc.	91,400	93,685
Methode Electronics, Inc.	25,866	165,025
†MicroVision, Inc.	153,100	189,844
†Mirion Technologies, Inc.	152,600	2,212,700
Napco Security Technologies, Inc.	25,800	593,916
†nLight, Inc.	33,500	260,295
†Novanta, Inc.	26,463	3,383,824
†OSI Systems, Inc.	11,668	2,267,559
†Ouster, Inc.	35,600	319,688
†PAR Technology Corp.	24,600	1,508,964
PC Connection, Inc.	8,424	525,826
†Plexus Corp.	19,763	2,532,233
†Powerfleet, Inc. NJ	74,400	408,456
Richardson Electronics Ltd.	9,000	100,440
†Rogers Corp.	13,852	935,426
†Sanmina Corp.	39,695	3,023,965
†ScanSource, Inc.	17,237	586,230
†SmartRent, Inc.	144,900	175,329
†TTM Technologies, Inc.	74,625	1,530,559
Vishay Intertechnology, Inc.	92,321	1,467,904
†Vishay Precision Group, Inc.	8,972	216,135
		51,358,448
Energy Equipment & Services–2.06%
Archrock, Inc.	123,002	3,227,573
Aris Water Solutions, Inc. Class A	19,900	637,596
Atlas Energy Solutions, Inc.	55,000	981,200
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Borr Drilling Ltd.	175,800	$385,002
†Bristow Group, Inc.	18,273	577,061
Cactus, Inc. Class A	49,100	2,250,253
ChampionX Corp.	140,600	4,189,880
Core Laboratories, Inc.	34,800	521,652
†DMC Global, Inc.	14,988	126,199
†Drilling Tools International Corp.	7,500	17,775
†Expro Group Holdings NV	68,666	682,540
†Flowco Holdings, Inc. Class A	14,300	366,795
†Forum Energy Technologies, Inc.	8,300	166,913
†Geospace Technologies Corp.	10,000	72,100
†Helix Energy Solutions Group, Inc.	105,556	877,170
Helmerich & Payne, Inc.	72,700	1,898,924
†Innovex International, Inc.	26,400	474,144
Kodiak Gas Services, Inc.	33,400	1,245,820
Liberty Energy, Inc.	116,022	1,836,628
†Mammoth Energy Services, Inc.	16,700	34,068
†Nabors Industries Ltd.	6,814	284,212
†Natural Gas Services Group, Inc.	7,700	169,169
Noble Corp. PLC	98,035	2,323,430
†NPK International, Inc.	60,641	352,324
†Oceaneering International, Inc.	74,100	1,616,121
†Oil States International, Inc.	43,800	225,570
Patterson-UTI Energy, Inc.	286,789	2,357,406
†ProFrac Holding Corp. Class A	16,900	128,271
†ProPetro Holding Corp.	63,000	463,050
Ranger Energy Services, Inc. Class A	11,600	164,604
RPC, Inc.	62,000	341,000
†SEACOR Marine Holdings, Inc.	18,800	95,128
†Seadrill Ltd.	47,700	1,192,500
Select Water Solutions, Inc.	67,600	709,800
Solaris Energy Infrastructure, Inc. Class A	22,800	496,128
†TETRA Technologies, Inc.	91,500	307,440
†Tidewater, Inc.	35,711	1,509,504
†Transocean Ltd.	534,400	1,694,048
†Valaris Ltd.	45,200	1,774,552
		36,773,550
Entertainment–0.51%
†AMC Entertainment Holdings, Inc. Class A	299,000	858,130
†Atlanta Braves Holdings, Inc. Class A	44,400	1,805,780
Cinemark Holdings, Inc.	81,400	2,026,046
†Eventbrite, Inc. Class A	59,700	125,967
LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Golden Matrix Group, Inc.	15,600	$30,732
†IMAX Corp.	31,700	835,295
†Lions Gate Entertainment Corp. Class A	135,500	1,114,266
†LiveOne, Inc.	52,600	36,767
†Madison Square Garden Entertainment Corp.	28,972	948,543
Marcus Corp.	17,334	289,305
†Playstudios, Inc.	67,100	85,217
†Reservoir Media, Inc.	13,700	104,531
†Sphere Entertainment Co.	19,672	643,668
†Vivid Seats, Inc. Class A	57,200	169,312
		9,073,559
Financial Services–2.83%
†Acacia Research Corp.	28,200	90,240
Alerus Financial Corp.	16,300	300,898
†AvidXchange Holdings, Inc.	128,400	1,088,832
Banco Latinoamericano de Comercio Exterior SA	19,858	726,803
Burford Capital Ltd.	148,100	1,956,401
Cannae Holdings, Inc.	41,700	764,361
†Cantaloupe, Inc.	42,600	335,262
Cass Information Systems, Inc.	10,015	433,149
Compass Diversified Holdings	49,200	918,564
Enact Holdings, Inc.	21,100	733,225
Essent Group Ltd.	76,909	4,439,187
EVERTEC, Inc.	47,107	1,732,124
Federal Agricultural Mortgage Corp. Class C	6,774	1,270,193
†Flywire Corp.	89,200	847,400
HA Sustainable Infrastructure Capital, Inc.	86,700	2,535,108
†International Money Express, Inc.	23,234	293,213
Jackson Financial, Inc. Class A	53,900	4,515,742
†Marqeta, Inc. Class A	346,400	1,427,168
Merchants Bancorp	13,314	492,618
†Mr. Cooper Group, Inc.	46,487	5,559,845
†NCR Atleos Corp.	52,900	1,395,502
NewtekOne, Inc.	18,600	222,456
†NMI Holdings, Inc. Class A	57,800	2,083,690
†Onity Group, Inc.	4,900	158,368
†Pagseguro Digital Ltd. Class A	134,600	1,026,998
†Payoneer Global, Inc.	200,400	1,464,924
†Paysafe Ltd.	23,884	374,740
†Paysign, Inc.	25,700	54,484
PennyMac Financial Services, Inc.	19,600	1,962,156
†Priority Technology Holdings, Inc.	16,900	115,173
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Radian Group, Inc.	109,754	$3,629,565
†Remitly Global, Inc.	110,000	2,288,000
†Repay Holdings Corp.	62,900	350,353
†Sezzle, Inc.	10,200	355,878
†StoneCo Ltd. Class A	211,000	2,211,280
†SWK Holdings Corp.	2,200	38,258
†Velocity Financial, Inc.	6,600	123,486
Walker & Dunlop, Inc.	23,663	2,019,874
Waterstone Financial, Inc.	11,880	159,786
		50,495,304
Food Products–0.98%
Alico, Inc.	5,500	164,120
B&G Foods, Inc.	56,714	389,625
†Beyond Meat, Inc.	45,900	139,995
†BRC, Inc. Class A	41,300	86,317
Calavo Growers, Inc.	12,654	303,569
Cal-Maine Foods, Inc.	30,230	2,747,907
Dole PLC	55,500	801,975
†Forafric Global PLC	4,600	39,560
Fresh Del Monte Produce, Inc.	25,056	772,476
†Hain Celestial Group, Inc.	66,500	275,975
J & J Snack Foods Corp.	11,187	1,473,552
John B Sanfilippo & Son, Inc.	6,502	460,732
Lancaster Colony Corp.	14,454	2,529,450
†Lifeway Foods, Inc.	3,500	85,575
Limoneira Co.	12,300	217,956
†Mama's Creations, Inc.	23,800	154,938
†Mission Produce, Inc.	32,200	337,456
†Seneca Foods Corp. Class A	3,488	310,572
†Simply Good Foods Co.	68,000	2,345,320
†SunOpta, Inc.	68,000	330,480
†TreeHouse Foods, Inc.	34,400	931,896
Utz Brands, Inc.	48,200	678,656
†Vital Farms, Inc.	25,100	764,797
†Westrock Coffee Co.	27,200	196,384
WK Kellogg Co.	48,100	958,633
		17,497,916
Gas Utilities–1.12%
Brookfield Infrastructure Corp. Class A	88,478	3,202,019
Chesapeake Utilities Corp.	16,665	2,140,286
New Jersey Resources Corp.	73,497	3,605,763
Northwest Natural Holding Co.	29,619	1,265,324
ONE Gas, Inc.	41,579	3,142,956
RGC Resources, Inc.	6,300	131,481
Southwest Gas Holdings, Inc.	44,822	3,218,219
Spire, Inc.	41,820	3,272,415
		19,978,463
Ground Transportation–0.39%
ArcBest Corp.	17,275	1,219,270
LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Covenant Logistics Group, Inc.	12,000	$266,400
FTAI Infrastructure, Inc.	74,700	338,391
Heartland Express, Inc.	34,009	313,563
†Hertz Global Holdings, Inc.	91,000	358,540
Marten Transport Ltd.	43,194	592,622
†PAMT Corp.	4,800	58,272
†Proficient Auto Logistics, Inc.	16,100	134,757
†RXO, Inc.	117,883	2,251,565
Universal Logistics Holdings, Inc.	5,197	136,369
Werner Enterprises, Inc.	45,220	1,324,946
		6,994,695
Health Care Equipment & Supplies–2.82%
†Accuray, Inc.	68,300	122,257
†Alphatec Holdings, Inc.	76,100	771,654
†AngioDynamics, Inc.	27,392	257,211
†Anteris Technologies Global Corp.	12,000	43,680
†Artivion, Inc.	29,410	722,898
†AtriCure, Inc.	34,703	1,119,519
†Avanos Medical, Inc.	33,700	482,921
†Axogen, Inc.	31,000	573,500
†Beta Bionics, Inc.	9,700	118,728
†Bioventus, Inc. Class A	27,800	254,370
†Ceribell, Inc.	8,900	170,969
†Cerus Corp.	137,283	190,823
CONMED Corp.	22,622	1,366,143
†CVRx, Inc.	11,400	139,422
Embecta Corp.	42,700	544,425
†Fractyl Health, Inc.	25,000	29,750
†Glaukos Corp.	36,045	3,547,549
†Haemonetics Corp.	36,600	2,325,930
†ICU Medical, Inc.	15,800	2,193,988
†Inmode Ltd.	48,000	851,520
†Inogen, Inc.	18,590	132,547
†Integer Holdings Corp.	24,625	2,905,996
†Integra LifeSciences Holdings Corp.	49,600	1,090,704
iRadimed Corp.	6,000	314,880
†iRhythm Technologies, Inc.	23,050	2,412,874
†Lantheus Holdings, Inc.	50,706	4,948,906
LeMaitre Vascular, Inc.	14,898	1,249,942
†LivaNova PLC	39,996	1,571,043
†Merit Medical Systems, Inc.	42,141	4,454,725
†Neogen Corp.	159,850	1,385,899
†NeuroPace, Inc.	10,800	132,732
†Nevro Corp.	27,900	162,936
†Novocure Ltd.	78,000	1,389,960
†=OmniAb, Inc.	4,688	0
†=OmniAb, Inc..	4,688	0
†Omnicell, Inc.	33,425	1,168,538
†OraSure Technologies, Inc.	54,406	183,348
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Orchestra BioMed Holdings, Inc.	18,500	$79,180
†Orthofix Medical, Inc.	24,618	401,520
†OrthoPediatrics Corp.	12,505	307,998
†Paragon 28, Inc.	34,900	455,794
†PROCEPT BioRobotics Corp.	32,900	1,916,754
†Pulmonx Corp.	28,500	191,805
†Pulse Biosciences, Inc.	13,215	212,629
†RxSight, Inc.	27,386	691,497
†Sanara Medtech, Inc.	3,100	95,697
†Semler Scientific, Inc.	5,100	184,620
†SI-BONE, Inc.	29,700	416,691
†Sight Sciences, Inc.	27,900	66,960
†STAAR Surgical Co.	36,599	645,240
†Stereotaxis, Inc.	43,500	76,560
†Surmodics, Inc.	10,265	313,390
†Tactile Systems Technology, Inc.	17,200	227,384
†Tandem Diabetes Care, Inc.	48,100	921,596
†TransMedics Group, Inc.	24,000	1,614,720
†Treace Medical Concepts, Inc.	36,200	303,718
†UFP Technologies, Inc.	5,340	1,077,131
Utah Medical Products, Inc.	2,315	129,733
†Varex Imaging Corp.	28,500	330,600
†Zimvie, Inc.	20,000	216,000
†Zynex, Inc.	12,160	26,752
		50,236,256
Health Care Providers & Services–3.11%
†Accolade, Inc.	54,200	378,316
†AdaptHealth Corp.	75,300	816,252
†Addus HomeCare Corp.	12,900	1,275,681
†agilon health, Inc.	226,000	978,580
†AirSculpt Technologies, Inc.	10,100	23,584
†Alignment Healthcare, Inc.	73,900	1,376,018
†AMN Healthcare Services, Inc.	28,074	686,690
†Ardent Health Partners, Inc.	17,900	246,125
†Astrana Health, Inc.	31,800	986,118
†Aveanna Healthcare Holdings, Inc.	38,800	210,296
†BrightSpring Health Services, Inc.	39,900	721,791
†Brookdale Senior Living, Inc.	141,500	885,790
†Castle Biosciences, Inc.	19,200	384,384
†Community Health Systems, Inc.	93,100	251,370
Concentra Group Holdings Parent, Inc.	81,373	1,765,794
†CorVel Corp.	19,658	2,201,106
†Cross Country Healthcare, Inc.	24,217	360,591
†DocGo, Inc.	75,400	199,056
†Enhabit, Inc.	36,100	317,319
LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Ensign Group, Inc.	40,933	$5,296,730
†Fulgent Genetics, Inc.	14,700	248,430
†GeneDx Holdings Corp.	9,300	823,654
†Guardant Health, Inc.	88,200	3,757,320
†HealthEquity, Inc.	63,230	5,587,635
†Hims & Hers Health, Inc.	142,400	4,207,920
†InfuSystem Holdings, Inc.	14,369	77,305
†Innovage Holding Corp.	15,700	46,786
†Joint Corp.	8,600	107,414
†LifeStance Health Group, Inc.	101,400	675,324
†ModivCare, Inc.	8,833	11,615
†Nano-X Imaging Ltd.	40,200	200,799
National HealthCare Corp.	9,075	842,160
National Research Corp.	11,037	141,274
†NeoGenomics, Inc.	94,265	894,575
†OPKO Health, Inc.	241,600	401,056
†Option Care Health, Inc.	126,407	4,417,925
†Owens & Minor, Inc.	55,954	505,265
†PACS Group, Inc.	29,300	329,332
Patterson Cos., Inc.	57,700	1,802,548
†Pediatrix Medical Group, Inc.	63,800	924,462
†Pennant Group, Inc.	23,766	597,715
†Performant Healthcare, Inc.	55,400	163,984
†Privia Health Group, Inc.	76,200	1,710,690
†Progyny, Inc.	54,700	1,221,998
†Quipt Home Medical Corp.	30,400	70,832
†RadNet, Inc.	48,600	2,416,392
Select Medical Holdings Corp.	79,367	1,325,429
†Sonida Senior Living, Inc.	3,400	79,186
†Surgery Partners, Inc.	56,300	1,337,125
†Talkspace, Inc.	91,200	233,472
U.S. Physical Therapy, Inc.	11,049	799,506
†Viemed Healthcare, Inc.	25,800	187,824
		55,508,543
Health Care REITs–0.87%
American Healthcare REIT, Inc.	112,100	3,396,630
CareTrust REIT, Inc.	138,671	3,963,217
Community Healthcare Trust, Inc.	20,110	365,198
Diversified Healthcare Trust	159,500	382,800
Global Medical REIT, Inc.	45,100	394,625
LTC Properties, Inc.	33,073	1,172,438
National Health Investors, Inc.	32,334	2,388,189
Sabra Health Care REIT, Inc.	174,677	3,051,607
Strawberry Fields REIT, Inc.	7,300	86,943
Universal Health Realty Income Trust	9,573	392,110
		15,593,757
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.41%
†Definitive Healthcare Corp.	38,200	$110,398
†Evolent Health, Inc. Class A	85,400	808,738
†Health Catalyst, Inc.	42,500	192,525
HealthStream, Inc.	18,045	580,688
†LifeMD, Inc.	27,500	149,600
†OptimizeRx Corp.	14,800	128,168
†Phreesia, Inc.	41,400	1,058,184
†Schrodinger, Inc.	40,700	803,418
Simulations Plus, Inc.	11,800	289,336
†Teladoc Health, Inc.	126,100	1,003,756
†Waystar Holding Corp.	58,100	2,170,616
		7,295,427
Hotel & Resort REITs–0.70%
Apple Hospitality REIT, Inc.	168,000	2,168,880
Braemar Hotels & Resorts, Inc.	50,900	126,741
Chatham Lodging Trust	36,331	259,040
DiamondRock Hospitality Co.	153,174	1,182,503
Pebblebrook Hotel Trust	88,260	894,074
RLJ Lodging Trust	112,555	888,059
Ryman Hospitality Properties, Inc.	43,206	3,950,756
Service Properties Trust	122,400	319,464
Summit Hotel Properties, Inc.	77,873	421,293
Sunstone Hotel Investors, Inc.	148,692	1,399,192
Xenia Hotels & Resorts, Inc.	75,304	885,575
		12,495,577
Hotels, Restaurants & Leisure–1.94%
†Accel Entertainment, Inc.	39,900	395,808
†Biglari Holdings, Inc. Class B	525	113,683
†BJ's Restaurants, Inc.	13,859	474,809
Bloomin' Brands, Inc.	55,652	399,025
†Brinker International, Inc.	32,500	4,844,125
Cheesecake Factory, Inc.	35,374	1,721,299
Cracker Barrel Old Country Store, Inc.	16,362	635,173
†Dave & Buster's Entertainment, Inc.	23,800	418,166
†Denny's Corp.	36,456	133,794
†Despegar.com Corp.	52,800	992,112
Dine Brands Global, Inc.	11,332	263,696
†El Pollo Loco Holdings, Inc.	19,700	202,910
†Everi Holdings, Inc.	60,000	820,200
†First Watch Restaurant Group, Inc.	28,500	474,525
†Full House Resorts, Inc.	24,900	104,082
†Global Business Travel Group I	92,900	674,454
Golden Entertainment, Inc.	14,300	377,377
†Hilton Grand Vacations, Inc.	51,200	1,915,392
†Inspired Entertainment, Inc.	15,700	134,078
LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
International Game Technology PLC	83,400	$1,356,084
Jack in the Box, Inc.	13,915	378,349
Krispy Kreme, Inc.	63,500	312,420
†Kura Sushi USA, Inc. Class A	5,000	256,000
†Life Time Group Holdings, Inc.	61,600	1,860,320
†Lindblad Expeditions Holdings, Inc.	26,900	249,363
Monarch Casino & Resort, Inc.	9,384	729,606
Nathan's Famous, Inc.	2,100	202,387
†ONE Group Hospitality, Inc.	17,000	50,830
Papa John's International, Inc.	24,322	999,148
†PlayAGS, Inc.	28,600	346,346
†Portillo's, Inc. Class A	40,800	485,112
†Potbelly Corp.	19,100	181,641
RCI Hospitality Holdings, Inc.	6,300	270,522
Red Rock Resorts, Inc. Class A	36,000	1,561,320
†Rush Street Interactive, Inc.	56,500	605,680
†Sabre Corp.	279,000	783,990
†Shake Shack, Inc. Class A	27,900	2,459,943
Six Flags Entertainment Corp.	68,340	2,437,688
Super Group SGHC Ltd.	110,900	714,196
†Sweetgreen, Inc. Class A	75,100	1,879,002
†Target Hospitality Corp.	23,700	155,946
†United Parks & Resorts, Inc.	22,662	1,030,214
†Vacasa, Inc. Class A	7,200	38,736
†Xponential Fitness, Inc. Class A	17,900	149,107
		34,588,658
Household Durables–1.97%
†Beazer Homes USA, Inc.	21,219	432,656
†Cavco Industries, Inc.	5,926	3,079,327
Century Communities, Inc.	20,438	1,371,390
†Champion Homes, Inc.	39,534	3,746,242
Cricut, Inc. Class A	33,700	173,555
†Dream Finders Homes, Inc. Class A	21,300	480,528
Ethan Allen Interiors, Inc.	16,732	463,476
Flexsteel Industries, Inc.	3,300	120,483
†GoPro, Inc. Class A	97,300	64,500
†Green Brick Partners, Inc.	22,782	1,328,419
Hamilton Beach Brands Holding Co. Class A	5,900	114,637
†Helen of Troy Ltd.	16,698	893,176
Hooker Furnishings Corp.	7,800	78,312
†Hovnanian Enterprises, Inc. Class A	3,800	397,898
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Installed Building Products, Inc.	17,518	$3,003,636
†iRobot Corp.	21,222	57,299
KB Home	47,136	2,739,544
†Landsea Homes Corp.	21,901	140,605
La-Z-Boy, Inc.	30,933	1,209,171
†Legacy Housing Corp.	8,360	210,839
†LGI Homes, Inc.	15,300	1,016,991
Lifetime Brands, Inc.	9,900	48,807
†Lovesac Co.	10,500	190,890
†M/I Homes, Inc.	19,674	2,246,377
Meritage Homes Corp.	52,868	3,747,284
†Purple Innovation, Inc.	43,311	32,882
†Sonos, Inc.	88,936	948,947
†Taylor Morrison Home Corp.	75,400	4,527,016
†Traeger, Inc.	23,600	39,648
†Tri Pointe Homes, Inc.	67,952	2,169,028
†United Homes Group, Inc.	4,700	13,160
		35,086,723
Household Products–0.33%
†Central Garden & Pet Co.	45,552	1,519,606
Energizer Holdings, Inc.	52,700	1,576,784
Oil-Dri Corp. of America	7,000	321,440
WD-40 Co.	10,038	2,449,272
		5,867,102
Independent Power and Renewable Electricity Producers–0.19%
†Altus Power, Inc.	54,900	271,755
†Montauk Renewables, Inc.	47,600	99,484
Ormat Technologies, Inc.	42,460	3,004,894
†Sunnova Energy International, Inc.	79,300	29,500
		3,405,633
Industrial Conglomerates–0.03%
Brookfield Business Corp. Class A	19,300	513,766
		513,766
Industrial REITs–0.46%
Industrial Logistics Properties Trust	46,800	160,992
Innovative Industrial Properties, Inc.	20,700	1,119,663
LXP Industrial Trust	212,986	1,842,329
Plymouth Industrial REIT, Inc.	29,700	484,110
Terreno Realty Corp.	72,734	4,598,243
		8,205,337
Insurance–2.32%
†Ambac Financial Group, Inc.	32,193	281,689
American Coastal Insurance Corp. Class C	17,500	202,475
LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
AMERISAFE, Inc.	14,099	$740,902
†Baldwin Insurance Group, Inc.	49,800	2,225,562
†Bowhead Specialty Holdings, Inc.	11,800	479,670
CNO Financial Group, Inc.	75,212	3,132,580
Crawford & Co. Class A	10,700	122,194
Donegal Group, Inc. Class A	11,146	218,796
Employers Holdings, Inc.	18,127	917,951
†Enstar Group Ltd.	9,311	3,094,790
F&G Annuities & Life, Inc.	14,300	515,515
Fidelis Insurance Holdings Ltd.	37,100	601,020
†Genworth Financial, Inc. Class A	312,500	2,215,625
†GoHealth, Inc. Class A	3,300	40,491
Goosehead Insurance, Inc. Class A	16,600	1,959,796
†Greenlight Capital Re Ltd. Class A	20,457	277,192
†Hamilton Insurance Group Ltd. Class B	30,700	636,411
HCI Group, Inc.	6,107	911,348
†Heritage Insurance Holdings, Inc.	16,500	237,930
†Hippo Holdings, Inc.	14,632	373,994
Horace Mann Educators Corp.	30,131	1,287,498
Investors Title Co.	1,053	253,857
James River Group Holdings Ltd.	30,000	126,000
†Kingsway Financial Services, Inc.	10,100	79,992
†Lemonade, Inc.	38,200	1,200,626
†Maiden Holdings Ltd.	69,000	39,351
†MBIA, Inc.	33,784	168,244
Mercury General Corp.	19,600	1,095,640
†NI Holdings, Inc.	6,400	91,264
†Oscar Health, Inc. Class A	150,800	1,976,988
†Palomar Holdings, Inc.	19,200	2,631,936
†ProAssurance Corp.	37,700	880,295
†Root, Inc. Class A	6,300	840,672
Safety Insurance Group, Inc.	10,799	851,825
Selective Insurance Group, Inc.	44,807	4,101,633
†Selectquote, Inc.	97,200	324,648
†SiriusPoint Ltd.	68,600	1,186,094
†Skyward Specialty Insurance Group, Inc.	27,200	1,439,424
Stewart Information Services Corp.	19,839	1,415,513
Tiptree, Inc.	18,346	441,955
†Trupanion, Inc.	24,361	907,934
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
United Fire Group, Inc.	15,321	$451,357
Universal Insurance Holdings, Inc.	17,003	402,971
		41,381,648
Interactive Media & Services–0.55%
†Bumble, Inc. Class A	60,200	261,268
†Cargurus, Inc.	63,900	1,861,407
†Cars.com, Inc.	47,600	536,452
†EverQuote, Inc. Class A	18,600	487,134
†fuboTV, Inc.	245,900	718,028
†Getty Images Holdings, Inc.	72,300	125,079
†Grindr, Inc.	18,200	325,780
†MediaAlpha, Inc. Class A	21,860	201,986
†Nextdoor Holdings, Inc.	129,400	197,982
†Outbrain, Inc.	30,400	113,392
†QuinStreet, Inc.	39,011	695,956
Shutterstock, Inc.	17,552	326,994
†System1, Inc.	22,200	8,465
†TrueCar, Inc.	63,500	100,330
†Vimeo, Inc.	105,400	554,404
†Webtoon Entertainment, Inc.	11,200	85,904
†Yelp, Inc.	47,300	1,751,519
†Ziff Davis, Inc.	30,787	1,156,976
†ZipRecruiter, Inc. Class A	53,200	313,348
		9,822,404
IT Services–0.45%
†Applied Digital Corp.	146,709	824,504
†ASGN, Inc.	31,904	2,010,590
†Backblaze, Inc. Class A	34,700	167,601
†BigBear.ai Holdings, Inc.	72,600	207,636
†BigCommerce Holdings, Inc.	52,300	301,248
†Couchbase, Inc.	30,200	475,650
†DigitalOcean Holdings, Inc.	49,100	1,639,449
†Fastly, Inc. Class A	98,100	620,973
†Grid Dynamics Holdings, Inc.	45,600	713,640
Hackett Group, Inc.	18,576	542,791
Information Services Group, Inc.	25,500	99,705
†Rackspace Technology, Inc.	49,600	83,824
†Tucows, Inc. Class A	6,300	106,344
†Unisys Corp.	48,854	224,240
		8,018,195
Leisure Products–0.34%
Acushnet Holdings Corp.	20,700	1,421,262
†AMMO, Inc.	70,500	97,290
Clarus Corp.	23,724	88,965
Escalade, Inc.	7,000	107,100
†Funko, Inc. Class A	22,600	155,036
JAKKS Pacific, Inc.	5,900	145,553
Johnson Outdoors, Inc. Class A	3,386	84,108
†Latham Group, Inc.	29,900	192,257
LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
†Malibu Boats, Inc. Class A	14,100	$432,588
Marine Products Corp.	6,436	53,998
†MasterCraft Boat Holdings, Inc.	12,200	210,084
†Peloton Interactive, Inc. Class A	259,900	1,642,568
Smith & Wesson Brands, Inc.	33,232	309,723
†Solo Brands, Inc. Class A	17,700	2,970
Sturm Ruger & Co., Inc.	11,914	468,101
†Topgolf Callaway Brands Corp.	105,027	692,128
		6,103,731
Life Sciences Tools & Services–0.23%
†Adaptive Biotechnologies Corp.	85,800	637,494
†Akoya Biosciences, Inc.	18,300	25,437
†BioLife Solutions, Inc.	26,700	609,828
†Codexis, Inc.	59,000	158,710
†Conduit Pharmaceuticals, Inc.	203	158
†CryoPort, Inc.	33,100	201,248
†Cytek Biosciences, Inc.	90,000	360,900
†Harvard Bioscience, Inc.	30,800	17,433
†Lifecore Biomedical, Inc.	17,000	119,680
†Maravai LifeSciences Holdings, Inc. Class A	81,900	180,999
†MaxCyte, Inc.	77,600	211,848
Mesa Laboratories, Inc.	3,730	442,602
†Nautilus Biotechnology, Inc.	34,500	29,704
†Niagen Bioscience, Inc.	36,300	250,470
†OmniAb, Inc.	68,489	164,374
†Pacific Biosciences of California, Inc.	199,398	235,290
†Quanterix Corp.	26,600	173,166
†Quantum-Si, Inc.	91,700	110,040
†Standard BioTools, Inc.	218,800	236,304
		4,165,685
Machinery–3.95%
†374Water, Inc.	49,000	16,660
†3D Systems Corp.	94,522	200,387
Alamo Group, Inc.	7,535	1,342,812
Albany International Corp. Class A	22,843	1,577,081
Astec Industries, Inc.	16,869	581,137
Atmus Filtration Technologies, Inc.	61,700	2,266,241
†Blue Bird Corp.	23,492	760,436
†Chart Industries, Inc.	31,674	4,572,459
Columbus McKinnon Corp.	20,908	353,972
†Commercial Vehicle Group, Inc.	26,500	30,475
Douglas Dynamics, Inc.	16,549	384,433
Eastern Co.	3,900	98,748
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Energy Recovery, Inc.	42,000	$667,380
Enerpac Tool Group Corp.	40,114	1,799,514
Enpro, Inc.	15,409	2,493,022
ESCO Technologies, Inc.	19,038	3,029,327
Federal Signal Corp.	44,307	3,258,780
Franklin Electric Co., Inc.	33,340	3,129,959
†Gencor Industries, Inc.	7,900	96,064
Gorman-Rupp Co.	15,182	532,888
†Graham Corp.	7,600	219,032
Greenbrier Cos., Inc.	22,401	1,147,379
Helios Technologies, Inc.	24,328	780,686
Hillenbrand, Inc.	51,432	1,241,569
†Hillman Solutions Corp.	144,000	1,265,760
Hyster-Yale, Inc.	8,166	339,216
JBT Marel Corp.	34,592	4,227,142
Kadant, Inc.	8,699	2,930,780
Kennametal, Inc.	57,600	1,226,880
†L.B. Foster Co. Class A	6,500	127,920
Lindsay Corp.	7,907	1,000,394
Luxfer Holdings PLC	19,300	228,898
†Manitowoc Co., Inc.	24,175	207,663
†Mayville Engineering Co., Inc.	9,100	122,213
Miller Industries, Inc.	8,246	349,383
Mueller Industries, Inc.	82,280	6,264,799
Mueller Water Products, Inc. Class A	114,427	2,908,734
†NN, Inc.	36,400	82,264
Omega Flex, Inc.	2,389	83,089
Park-Ohio Holdings Corp.	6,600	142,560
†Proto Labs, Inc.	18,243	639,235
REV Group, Inc.	37,600	1,188,160
Shyft Group, Inc.	24,616	199,143
†SPX Technologies, Inc.	33,200	4,275,496
Standex International Corp.	8,554	1,380,530
†Taylor Devices, Inc.	1,900	61,313
Tennant Co.	13,881	1,107,010
Terex Corp.	49,100	1,854,998
†Titan International, Inc.	37,000	310,430
Trinity Industries, Inc.	59,900	1,680,794
Twin Disc, Inc.	8,000	60,560
Wabash National Corp.	31,040	342,992
Watts Water Technologies, Inc. Class A	20,194	4,117,961
Worthington Enterprises, Inc.	23,008	1,152,471
		70,459,229
Marine Transportation–0.28%
Costamare, Inc.	31,400	308,976
Genco Shipping & Trading Ltd.	31,300	418,168
Golden Ocean Group Ltd.	90,100	718,998
†Himalaya Shipping Ltd.	23,200	127,136
Matson, Inc.	24,100	3,088,897
LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine Transportation (continued)
Pangaea Logistics Solutions Ltd.	24,900	$118,524
Safe Bulkers, Inc.	49,000	180,810
		4,961,509
Media–0.75%
†Advantage Solutions, Inc.	77,700	117,327
†AMC Networks, Inc. Class A	23,100	158,928
†Boston Omaha Corp. Class A	18,100	263,898
Cable One, Inc.	4,200	1,116,234
†Cardlytics, Inc.	31,800	57,876
†Clear Channel Outdoor Holdings, Inc.	261,600	290,376
†EchoStar Corp. Class A	89,700	2,294,526
Emerald Holding, Inc.	11,500	45,195
Entravision Communications Corp. Class A	47,030	98,763
†EW Scripps Co. Class A	46,266	136,947
†Gambling.com Group Ltd.	12,700	160,274
†Gannett Co., Inc.	105,224	304,097
Gray Media, Inc.	62,718	270,942
†Ibotta, Inc. Class A	11,500	485,300
†iHeartMedia, Inc. Class A	77,000	127,050
†Integral Ad Science Holding Corp.	53,100	427,986
John Wiley & Sons, Inc. Class A	29,100	1,296,696
†Magnite, Inc.	92,142	1,051,340
†National CineMedia, Inc.	50,300	293,752
†PubMatic, Inc. Class A	31,000	283,340
Scholastic Corp.	16,891	318,902
Sinclair, Inc.	23,300	371,169
†Stagwell, Inc.	65,500	396,275
†TechTarget, Inc.	19,198	284,323
TEGNA, Inc.	118,894	2,166,249
†Thryv Holdings, Inc.	28,400	363,804
Townsquare Media, Inc. Class A	10,300	83,842
†WideOpenWest, Inc.	35,894	177,675
		13,443,086
Metals & Mining–1.63%
†Alpha Metallurgical Resources, Inc.	8,100	1,014,525
Caledonia Mining Corp. PLC	12,000	149,880
Carpenter Technology Corp.	35,500	6,431,890
†Century Aluminum Co.	39,058	724,916
†Coeur Mining, Inc.	459,286	2,718,973
Commercial Metals Co.	84,000	3,864,840
†Compass Minerals International, Inc.	25,200	234,108
†Constellium SE	94,900	957,541
†Contango ORE, Inc.	7,600	77,596
†Critical Metals Corp.	5,800	8,062
†Dakota Gold Corp.	51,300	135,945
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Hecla Mining Co.	440,676	$2,450,159
†i-80 Gold Corp.	231,400	134,628
†Ivanhoe Electric, Inc.	62,000	360,220
Kaiser Aluminum Corp.	11,722	710,588
†Lifezone Metals Ltd.	26,200	109,516
†MAC Copper Ltd. Class A	39,400	375,876
Materion Corp.	15,084	1,230,854
†Metallus, Inc.	31,300	418,168
†Novagold Resources, Inc.	180,900	528,228
Olympic Steel, Inc.	7,006	220,829
†Perpetua Resources Corp.	31,400	335,666
†Piedmont Lithium, Inc.	14,000	88,200
Radius Recycling, Inc.	19,201	554,525
Ramaco Resources, Inc. Class A	23,472	189,174
Ryerson Holding Corp.	19,525	448,294
†SSR Mining, Inc.	150,100	1,505,503
SunCoke Energy, Inc.	60,844	559,765
†Tredegar Corp.	20,230	155,771
Warrior Met Coal, Inc.	38,300	1,827,676
Worthington Steel, Inc.	23,908	605,590
		29,127,506
Mortgage Real Estate Investment Trusts (REITs)–1.00%
Advanced Flower Capital, Inc.	12,200	67,954
AG Mortgage Investment Trust, Inc.	22,600	164,980
Angel Oak Mortgage REIT, Inc.	9,600	91,488
Apollo Commercial Real Estate Finance, Inc.	101,081	967,345
Arbor Realty Trust, Inc.	136,200	1,600,350
ARES Commercial Real Estate Corp.	39,589	183,297
ARMOUR Residential REIT, Inc.	40,770	697,167
Blackstone Mortgage Trust, Inc. Class A	127,917	2,558,340
BrightSpire Capital, Inc.	95,800	532,648
Chicago Atlantic Real Estate Finance, Inc.	12,200	179,340
Chimera Investment Corp.	59,966	769,364
Claros Mortgage Trust, Inc.	63,100	235,363
Dynex Capital, Inc.	62,243	810,404
Ellington Financial, Inc.	65,100	863,226
Franklin BSP Realty Trust, Inc.	60,730	773,700
Granite Point Mortgage Trust, Inc.	40,100	104,260
Invesco Mortgage Capital, Inc.	45,553	359,413
KKR Real Estate Finance Trust, Inc.	43,600	470,880
Ladder Capital Corp.	83,189	949,187
LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
MFA Financial, Inc.	75,650	$776,169
New York Mortgage Trust, Inc.	67,345	437,069
Nexpoint Real Estate Finance, Inc.	6,300	96,327
Orchid Island Capital, Inc.	57,160	429,843
PennyMac Mortgage Investment Trust	63,921	936,443
Ready Capital Corp.	116,672	593,860
Redwood Trust, Inc.	95,025	576,802
Seven Hills Realty Trust	10,000	124,900
Sunrise Realty Trust, Inc.	8,100	89,667
TPG RE Finance Trust, Inc.	43,500	354,525
Two Harbors Investment Corp.	76,100	1,016,696
		17,811,007
Multi-Utilities–0.50%
Avista Corp.	58,526	2,450,484
Black Hills Corp.	52,973	3,212,813
Northwestern Energy Group, Inc.	45,406	2,627,645
Unitil Corp.	11,841	683,107
		8,974,049
Office REITs–0.70%
Brandywine Realty Trust	122,400	545,904
City Office REIT, Inc.	29,700	154,143
COPT Defense Properties	83,000	2,263,410
Douglas Emmett, Inc.	119,100	1,905,600
Easterly Government Properties, Inc.	73,800	782,280
Franklin Street Properties Corp.	76,600	136,348
Hudson Pacific Properties, Inc.	101,400	299,130
JBG SMITH Properties	59,500	958,545
†NET Lease Office Properties	11,000	345,180
Orion Properties, Inc.	44,000	94,160
Paramount Group, Inc.	138,500	595,550
Peakstone Realty Trust	29,000	365,400
Piedmont Office Realty Trust, Inc. Class A	91,400	673,618
Postal Realty Trust, Inc. Class A	16,100	229,908
SL Green Realty Corp.	52,900	3,052,330
		12,401,506
Oil, Gas & Consumable Fuels–3.01%
†Aemetis, Inc.	28,800	50,112
†Amplify Energy Corp.	29,100	108,834
Ardmore Shipping Corp.	30,300	296,637
Berry Corp.	55,971	179,667
†BKV Corp.	10,500	220,500
California Resources Corp.	51,600	2,268,852
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Centrus Energy Corp. Class A	10,624	$660,919
Chord Energy Corp.	810	91,303
†Clean Energy Fuels Corp.	126,595	196,222
†CNX Resources Corp.	107,600	3,387,248
†=Cobalt International Energy, Inc.	1	0
†Comstock Resources, Inc.	67,700	1,377,018
Core Natural Resources, Inc.	38,872	2,997,031
Crescent Energy Co. Class A	122,505	1,376,956
CVR Energy, Inc.	25,300	490,820
Delek U.S. Holdings, Inc.	46,862	706,210
DHT Holdings, Inc.	99,700	1,046,850
Diversified Energy Co. PLC	34,900	471,848
Dorian LPG Ltd.	26,836	599,516
†Empire Petroleum Corp.	10,400	65,312
†Encore Energy Corp.	136,200	186,594
†Energy Fuels, Inc.	137,100	511,383
Evolution Petroleum Corp.	23,900	123,802
Excelerate Energy, Inc. Class A	12,400	355,632
FLEX LNG Ltd.	22,600	519,574
FutureFuel Corp.	19,108	74,521
Golar LNG Ltd.	72,701	2,761,911
Granite Ridge Resources, Inc.	39,000	237,120
†Green Plains, Inc.	47,293	229,371
†Gulfport Energy Corp.	9,300	1,712,502
†Hallador Energy Co.	18,800	230,864
HighPeak Energy, Inc.	11,400	144,324
†Infinity Natural Resources, Inc. Class A	9,300	174,375
International Seaways, Inc.	30,236	1,003,835
Kinetik Holdings, Inc.	28,042	1,456,502
†Kosmos Energy Ltd.	346,100	789,108
Magnolia Oil & Gas Corp. Class A	127,900	3,230,754
Murphy Oil Corp.	102,200	2,902,480
NACCO Industries, Inc. Class A	3,200	107,936
†NextDecade Corp.	84,800	659,744
Nordic American Tankers Ltd.	151,198	371,947
Northern Oil & Gas, Inc.	72,300	2,185,629
†Par Pacific Holdings, Inc.	40,335	575,177
PBF Energy, Inc. Class A	73,500	1,403,115
Peabody Energy Corp.	89,312	1,210,178
†Prairie Operating Co.	3,300	17,655
†PrimeEnergy Resources Corp.	500	113,945
†REX American Resources Corp.	11,450	430,177
Riley Exploration Permian, Inc.	8,400	245,028
†Ring Energy, Inc.	105,900	121,785
†Sable Offshore Corp.	37,000	938,690
LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
SandRidge Energy, Inc.	23,300	$266,086
Scorpio Tankers, Inc.	32,622	1,225,935
SFL Corp. Ltd.	94,942	778,525
Sitio Royalties Corp. Class A	58,021	1,152,877
SM Energy Co.	84,300	2,524,785
†Talos Energy, Inc.	107,100	1,041,012
Teekay Corp. Ltd.	40,400	265,428
Teekay Tankers Ltd. Class A	17,500	669,725
†Uranium Energy Corp.	304,000	1,453,120
†Ur-Energy, Inc.	257,000	173,244
VAALCO Energy, Inc.	77,300	290,648
†Verde Clean Fuels, Inc.	1,012	3,390
†Vital Energy, Inc.	21,200	449,864
Vitesse Energy, Inc.	19,200	472,128
W&T Offshore, Inc.	78,136	121,111
World Kinect Corp.	41,700	1,182,612
		53,688,003
Paper & Forest Products–0.11%
†Clearwater Paper Corp.	12,051	305,734
Sylvamo Corp.	25,700	1,723,699
		2,029,433
Passenger Airlines–0.38%
Allegiant Travel Co.	11,484	593,149
†Blade Air Mobility, Inc.	41,000	111,930
†Frontier Group Holdings, Inc.	30,100	130,634
†JetBlue Airways Corp.	228,900	1,103,298
†Joby Aviation, Inc.	317,900	1,913,758
†SkyWest, Inc.	29,092	2,541,768
†Sun Country Airlines Holdings, Inc.	29,400	362,208
†Wheels Up Experience, Inc.	70,800	71,508
		6,828,253
Personal Care Products–0.25%
†Beauty Health Co.	51,400	68,876
Edgewell Personal Care Co.	35,600	1,111,076
†Herbalife Ltd.	74,100	639,483
†Honest Co., Inc.	59,600	280,120
Interparfums, Inc.	13,393	1,525,061
†Medifast, Inc.	7,687	103,621
†Nature's Sunshine Products, Inc.	8,840	110,942
Nu Skin Enterprises, Inc. Class A	36,000	261,360
†Olaplex Holdings, Inc.	100,000	127,000
†USANA Health Sciences, Inc.	8,205	221,289
†Waldencast PLC Class A	19,600	58,800
		4,507,628
Pharmaceuticals–1.94%
†Alto Neuroscience, Inc.	15,700	33,912
†Alumis, Inc.	17,200	105,608
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Amneal Pharmaceuticals, Inc.	117,502	$984,667
†Amphastar Pharmaceuticals, Inc.	27,900	808,821
†ANI Pharmaceuticals, Inc.	13,700	917,215
†Aquestive Therapeutics, Inc.	55,100	159,790
†Arvinas, Inc.	47,100	330,642
†Atea Pharmaceuticals, Inc.	57,600	172,224
†Avadel Pharmaceuticals PLC	66,700	522,261
†Axsome Therapeutics, Inc.	27,100	3,160,673
†BioAge Labs, Inc.	8,900	33,464
†Biote Corp. Class A	21,400	71,262
†Cassava Sciences, Inc.	30,100	45,150
†Collegium Pharmaceutical, Inc.	23,800	710,430
†Contineum Therapeutics, Inc. Class A	7,700	53,746
†Corcept Therapeutics, Inc.	59,502	6,796,318
†CorMedix, Inc.	44,000	271,040
†Edgewise Therapeutics, Inc.	54,400	1,196,800
†Enliven Therapeutics, Inc.	27,200	535,296
†Esperion Therapeutics, Inc.	140,100	201,744
†Evolus, Inc.	41,000	493,230
†EyePoint Pharmaceuticals, Inc.	50,900	275,878
†Fulcrum Therapeutics, Inc.	44,400	127,872
†Harmony Biosciences Holdings, Inc.	28,200	935,958
†Harrow, Inc.	22,100	587,860
†Innoviva, Inc.	41,000	743,330
†Ligand Pharmaceuticals, Inc.	13,257	1,393,841
†Liquidia Corp.	46,100	679,975
†Lyra Therapeutics, Inc.	37,900	4,787
†Maze Therapeutics, Inc.	6,900	75,969
†MBX Biosciences, Inc.	8,200	60,516
†MediWound Ltd.	6,300	97,776
†Mind Medicine MindMed, Inc.	53,700	314,145
†Nektar Therapeutics	141,300	96,084
†Neumora Therapeutics, Inc.	62,400	62,400
†Nuvation Bio, Inc.	134,500	236,720
†Ocular Therapeutix, Inc.	117,000	857,610
†Omeros Corp.	40,900	336,198
†Pacira BioSciences, Inc.	33,575	834,339
†Phathom Pharmaceuticals, Inc.	30,100	188,727
Phibro Animal Health Corp. Class A	15,100	322,536
†Pliant Therapeutics, Inc.	42,300	57,105
†Prestige Consumer Healthcare, Inc.	36,555	3,142,633
†Rapport Therapeutics, Inc.	12,900	129,387
†Scilex Holding Co.	43,799	10,884
†scPharmaceuticals, Inc.	28,800	75,744
†Septerna, Inc.	14,400	83,376
LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†SIGA Technologies, Inc.	33,488	$183,514
†Supernus Pharmaceuticals, Inc.	36,790	1,204,873
†Tarsus Pharmaceuticals, Inc.	27,500	1,412,675
†Telomir Pharmaceuticals, Inc.	12,900	41,667
†Terns Pharmaceuticals, Inc.	48,100	132,756
†Theravance Biopharma, Inc.	27,200	242,896
†Third Harmonic Bio, Inc.	15,500	53,785
†Trevi Therapeutics, Inc.	55,500	349,095
†Ventyx Biosciences, Inc.	48,200	55,430
†Verrica Pharmaceuticals, Inc.	16,000	7,075
†Veru, Inc.	104,800	51,362
†WaVe Life Sciences Ltd.	71,600	578,528
†Xeris Biopharma Holdings, Inc.	104,000	570,960
†Zevra Therapeutics, Inc.	41,100	307,839
		34,528,398
Professional Services–2.34%
Alight, Inc. Class A	309,300	1,834,149
†Asure Software, Inc.	17,400	166,170
Barrett Business Services, Inc.	18,928	778,887
†BlackSky Technology, Inc.	18,362	141,938
†CBIZ, Inc.	35,346	2,681,348
†Conduent, Inc.	114,000	307,800
CRA International, Inc.	4,851	840,193
CSG Systems International, Inc.	21,588	1,305,426
†DLH Holdings Corp.	5,200	21,060
†ExlService Holdings, Inc.	115,840	5,468,806
Exponent, Inc.	37,285	3,022,322
†First Advantage Corp.	43,718	615,987
†FiscalNote Holdings, Inc.	42,700	34,506
†Forrester Research, Inc.	8,333	76,997
†Franklin Covey Co.	8,480	234,218
Heidrick & Struggles International, Inc.	14,564	623,776
HireQuest, Inc.	4,300	51,170
†Huron Consulting Group, Inc.	12,878	1,847,349
†IBEX Holdings Ltd.	6,459	157,277
ICF International, Inc.	13,751	1,168,423
†Innodata, Inc.	19,900	714,410
Insperity, Inc.	26,467	2,361,650
Kelly Services, Inc. Class A	22,577	297,339
Kforce, Inc.	13,338	652,095
Korn Ferry	37,845	2,567,026
†Legalzoom.com, Inc.	94,000	809,340
Maximus, Inc.	42,074	2,869,026
†Mistras Group, Inc.	16,300	172,454
†NV5 Global, Inc.	41,900	807,413
†Planet Labs PBC	161,600	546,208
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Resolute Holdings Management, Inc.	1,325	$41,526
Resources Connection, Inc.	24,989	163,428
†Spire Global, Inc.	16,200	131,058
TriNet Group, Inc.	23,422	1,855,959
†TrueBlue, Inc.	21,000	111,510
TTEC Holdings, Inc.	14,560	47,902
†Upwork, Inc.	91,300	1,191,465
†Verra Mobility Corp.	121,000	2,723,710
†Willdan Group, Inc.	9,300	378,696
†WNS Holdings Ltd.	31,500	1,936,935
		41,756,952
Real Estate Management & Development–0.66%
†American Realty Investors, Inc.	1,300	14,235
†Anywhere Real Estate, Inc.	72,797	242,414
†Compass, Inc. Class A	271,600	2,371,068
†Cushman & Wakefield PLC	170,080	1,738,218
eXp World Holdings, Inc.	60,200	588,756
†Forestar Group, Inc.	13,905	293,952
†FRP Holdings, Inc.	10,044	286,957
Kennedy-Wilson Holdings, Inc.	84,153	730,448
Marcus & Millichap, Inc.	17,400	599,430
†Maui Land & Pineapple Co., Inc.	5,600	98,392
Newmark Group, Inc. Class A	96,200	1,170,754
†Offerpad Solutions, Inc.	8,300	13,778
†Opendoor Technologies, Inc.	475,500	485,010
†RE/MAX Holdings, Inc. Class A	15,298	128,044
†Real Brokerage, Inc.	71,400	289,884
†Redfin Corp.	90,000	828,900
RMR Group, Inc. Class A	11,668	194,272
St. Joe Co.	26,468	1,242,673
†Star Holdings	9,422	80,181
†Stratus Properties, Inc.	4,200	74,550
†Tejon Ranch Co.	15,818	250,715
†Transcontinental Realty Investors, Inc.	900	25,155
		11,747,786
Residential REITs–0.51%
Apartment Investment & Management Co. Class A	101,400	892,320
BRT Apartments Corp.	8,100	137,700
Centerspace	12,046	779,978
Clipper Realty, Inc.	9,600	36,864
Elme Communities	64,975	1,130,565
Independence Realty Trust, Inc.	166,424	3,533,182
NexPoint Residential Trust, Inc.	16,200	640,386
LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs (continued)
UMH Properties, Inc.	53,567	$1,001,703
Veris Residential, Inc.	57,500	972,900
		9,125,598
Retail REITs–1.34%
Acadia Realty Trust	85,815	1,797,824
Alexander's, Inc.	1,576	329,636
CBL & Associates Properties, Inc.	15,800	419,964
Curbline Properties Corp.	69,650	1,684,833
FrontView REIT, Inc.	10,500	134,295
Getty Realty Corp.	37,264	1,161,892
InvenTrust Properties Corp.	56,775	1,667,482
Kite Realty Group Trust	159,885	3,576,627
Macerich Co.	184,003	3,159,332
NETSTREIT Corp.	60,700	962,095
Phillips Edison & Co., Inc.	90,500	3,302,345
Saul Centers, Inc.	7,766	280,120
SITE Centers Corp.	35,175	451,647
Tanger, Inc.	79,600	2,689,684
Urban Edge Properties	92,700	1,761,300
Whitestone REIT	36,271	528,468
		23,907,544
Semiconductors & Semiconductor Equipment–2.05%
†ACM Research, Inc. Class A	38,100	889,254
†Aehr Test Systems	20,000	145,800
†Alpha & Omega Semiconductor Ltd.	17,271	429,357
†Ambarella, Inc.	28,492	1,434,002
†Axcelis Technologies, Inc.	23,833	1,183,785
†CEVA, Inc.	17,317	443,488
†Cohu, Inc.	33,413	491,505
†Credo Technology Group Holding Ltd.	104,500	4,196,720
†Diodes, Inc.	33,465	1,444,684
†Everspin Technologies, Inc.	14,300	72,930
†FormFactor, Inc.	57,231	1,619,065
†GCT Semiconductor Holding, Inc.	6,000	9,840
†Ichor Holdings Ltd.	24,300	549,423
†Impinj, Inc.	16,800	1,523,760
†indie Semiconductor, Inc. Class A	121,700	247,660
Kulicke & Soffa Industries, Inc.	38,900	1,282,922
†MaxLinear, Inc.	59,034	641,109
†Navitas Semiconductor Corp.	91,400	187,370
NVE Corp.	3,400	216,716
†PDF Solutions, Inc.	22,657	432,975
†Penguin Solutions, Inc.	38,302	665,306
†Photronics, Inc.	45,160	937,522
Power Integrations, Inc.	41,712	2,106,456
†QuickLogic Corp.	10,900	55,699
†Rambus, Inc.	78,786	4,079,145
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Rigetti Computing, Inc.	138,100	$1,093,752
†Semtech Corp.	54,623	1,879,031
†Silicon Laboratories, Inc.	23,586	2,655,076
†SiTime Corp.	13,700	2,094,319
†SkyWater Technology, Inc.	19,500	138,255
†Synaptics, Inc.	29,052	1,851,194
†Ultra Clean Holdings, Inc.	32,429	694,305
†Veeco Instruments, Inc.	41,135	825,991
		36,518,416
Software–5.89%
†8x8, Inc.	94,905	189,810
A10 Networks, Inc.	51,938	848,667
†ACI Worldwide, Inc.	77,678	4,249,763
Adeia, Inc.	79,516	1,051,202
†Agilysys, Inc.	16,504	1,197,200
†Airship AI Holdings, Inc.	3,700	14,282
†Alarm.com Holdings, Inc.	34,900	1,942,185
†Alkami Technology, Inc.	44,300	1,162,875
†Amplitude, Inc. Class A	56,700	577,773
†Appian Corp. Class A	29,800	858,538
†Arteris, Inc.	19,800	136,818
†Asana, Inc. Class A	60,100	875,657
†AudioEye, Inc.	5,500	61,050
†Aurora Innovation, Inc.	707,300	4,756,592
†AvePoint, Inc.	95,300	1,376,132
†Bit Digital, Inc.	88,900	179,578
†Blackbaud, Inc.	29,071	1,803,856
†BlackLine, Inc.	43,083	2,086,079
†Blend Labs, Inc. Class A	177,800	595,630
†Box, Inc. Class A	103,800	3,203,268
†Braze, Inc. Class A	48,300	1,742,664
†C3.ai, Inc. Class A	83,000	1,747,150
†Cerence, Inc.	31,700	250,430
†Cipher Mining, Inc.	148,400	341,320
†Cleanspark, Inc.	203,700	1,368,864
Clear Secure, Inc. Class A	65,500	1,697,105
†Clearwater Analytics Holdings, Inc. Class A	137,900	3,695,720
†Commvault Systems, Inc.	32,202	5,080,188
†Consensus Cloud Solutions, Inc.	13,295	306,849
†Core Scientific, Inc.	131,700	953,508
†CS Disco, Inc.	23,200	94,888
†Daily Journal Corp.	1,050	417,585
†Digimarc Corp.	11,258	144,328
†Digital Turbine, Inc.	69,300	188,149
†Domo, Inc. Class B	25,100	194,776
†D-Wave Quantum, Inc.	133,500	1,014,600
†E2open Parent Holdings, Inc.	148,700	297,400
†eGain Corp.	12,600	61,110
†Enfusion, Inc. Class A	36,300	404,745
†EverCommerce, Inc.	15,700	158,256
†Freshworks, Inc. Class A	152,400	2,150,364
†Hut 8 Corp.	59,900	696,038
LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†I3 Verticals, Inc. Class A	16,791	$414,234
†Intapp, Inc.	39,400	2,300,172
InterDigital, Inc.	18,688	3,863,744
†Jamf Holding Corp.	61,600	748,440
†Kaltura, Inc.	69,600	130,848
†Life360, Inc.	7,900	303,281
†LiveRamp Holdings, Inc.	46,972	1,227,848
Logility Supply Chain Solutions, Inc. Class A	23,288	332,087
†MARA Holdings, Inc.	251,400	2,891,100
†Meridianlink, Inc.	23,800	441,014
†Mitek Systems, Inc.	33,800	278,850
†N-able, Inc.	52,200	370,098
†NCR Voyix Corp.	106,600	1,039,350
†NextNav, Inc.	59,200	720,464
†Olo, Inc. Class A	77,700	469,308
†ON24, Inc.	19,900	103,480
OneSpan, Inc.	28,057	427,869
†Ooma, Inc.	18,694	244,704
†Pagaya Technologies Ltd. Class A	27,300	286,104
†PagerDuty, Inc.	63,400	1,158,318
†Porch Group, Inc.	58,700	427,923
Progress Software Corp.	31,800	1,638,018
†PROS Holdings, Inc.	33,837	643,918
†Q2 Holdings, Inc.	43,300	3,464,433
†Qualys, Inc.	27,325	3,441,037
†Rapid7, Inc.	46,400	1,230,064
Red Violet, Inc.	8,000	300,720
†Rekor Systems, Inc.	55,900	49,567
ReposiTrak, Inc.	8,400	170,268
†Rimini Street, Inc.	37,916	131,948
†Riot Platforms, Inc.	229,500	1,634,040
†Roadzen, Inc.	24,300	25,272
Sapiens International Corp. NV	22,800	617,652
†SEMrush Holdings, Inc. Class A	26,900	250,977
†Silvaco Group, Inc.	4,400	20,064
SolarWinds Corp.	40,300	742,729
†SoundHound AI, Inc. Class A	238,800	1,939,056
†SoundThinking, Inc.	8,100	137,295
†Sprinklr, Inc. Class A	84,800	708,080
†Sprout Social, Inc. Class A	36,600	804,834
†SPS Commerce, Inc.	27,802	3,690,159
†Telos Corp.	39,100	93,058
†Tenable Holdings, Inc.	87,900	3,074,742
†Terawulf, Inc.	193,300	527,709
†Varonis Systems, Inc.	81,321	3,289,434
†Verint Systems, Inc.	44,756	798,895
†Vertex, Inc. Class A	40,800	1,428,408
†Viant Technology, Inc. Class A	11,600	143,956
†Weave Communications, Inc.	29,000	321,610
†WM Technology, Inc.	65,800	74,354
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Workiva, Inc.	37,700	$2,861,807
†Xperi, Inc.	34,006	262,526
†Yext, Inc.	77,700	478,632
†Zeta Global Holdings Corp. Class A	131,800	1,787,208
		105,134,698
Specialized REITs–0.48%
Farmland Partners, Inc.	32,600	363,490
Four Corners Property Trust, Inc.	71,300	2,046,310
Gladstone Land Corp.	25,500	268,260
Outfront Media, Inc.	106,643	1,721,218
PotlatchDeltic Corp.	58,015	2,617,637
Safehold, Inc.	38,334	717,612
Uniti Group, Inc.	177,400	894,096
		8,628,623
Specialty Retail–1.98%
†1-800-Flowers.com, Inc. Class A	19,964	117,788
†Abercrombie & Fitch Co. Class A	36,600	2,795,142
Academy Sports & Outdoors, Inc.	50,100	2,285,061
†aka Brands Holding Corp.	500	6,740
American Eagle Outfitters, Inc.	130,218	1,513,133
†America's Car-Mart, Inc.	5,285	239,886
†Arhaus, Inc.	38,000	330,600
Arko Corp.	59,700	235,815
†Asbury Automotive Group, Inc.	14,544	3,211,897
†BARK, Inc.	97,400	135,386
†Beyond, Inc.	34,597	200,663
†Boot Barn Holdings, Inc.	21,718	2,333,165
Buckle, Inc.	22,808	874,002
Build-A-Bear Workshop, Inc.	9,000	334,530
Caleres, Inc.	25,351	436,798
Camping World Holdings, Inc. Class A	41,000	662,560
†Citi Trends, Inc.	4,700	104,034
Designer Brands, Inc. Class A	31,400	114,610
†Destination XL Group, Inc.	40,700	59,422
†EVgo, Inc.	92,900	247,114
†Foot Locker, Inc.	61,100	861,510
†Genesco, Inc.	7,932	168,396
Group 1 Automotive, Inc.	9,635	3,680,088
†GrowGeneration Corp.	46,500	50,220
Haverty Furniture Cos., Inc.	10,414	205,364
J Jill, Inc.	4,400	85,932
†Lands' End, Inc.	11,100	112,998
†Leslie's, Inc.	133,300	98,042
†MarineMax, Inc.	16,040	344,860
LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Monro, Inc.	22,149	$320,496
†National Vision Holdings, Inc.	57,600	736,128
†ODP Corp.	21,410	306,805
†OneWater Marine, Inc. Class A	8,600	139,148
†Petco Health & Wellness Co., Inc.	61,000	186,050
†RealReal, Inc.	75,300	405,867
†Revolve Group, Inc.	28,400	610,316
†RumbleON, Inc. Class B	13,559	38,236
†Sally Beauty Holdings, Inc.	76,000	686,280
Shoe Carnival, Inc.	13,242	291,192
Signet Jewelers Ltd.	30,876	1,792,660
†Sleep Number Corp.	15,846	100,464
Sonic Automotive, Inc. Class A	10,831	616,934
†Stitch Fix, Inc. Class A	74,200	241,150
†ThredUp, Inc. Class A	58,500	140,985
†Tile Shop Holdings, Inc.	22,200	143,856
†Tilly's, Inc. Class A	11,763	25,879
†Torrid Holdings, Inc.	14,100	77,268
Upbound Group, Inc.	39,310	941,868
†Urban Outfitters, Inc.	46,700	2,447,080
†Victoria's Secret & Co.	57,900	1,075,782
†Warby Parker, Inc. Class A	64,700	1,179,481
Winmark Corp.	2,187	695,182
†Zumiez, Inc.	11,923	177,533
		35,222,396
Technology Hardware, Storage & Peripherals–0.32%
CompoSecure, Inc. Class A	19,400	210,878
†Corsair Gaming, Inc.	32,300	286,178
†CPI Card Group, Inc.	3,600	105,012
†Diebold Nixdorf, Inc.	18,700	817,564
†Eastman Kodak Co.	44,900	283,768
Immersion Corp.	21,800	165,244
†IonQ, Inc.	149,800	3,306,086
†Turtle Beach Corp.	12,400	176,948
Xerox Holdings Corp.	84,000	405,720
		5,757,398
Textiles, Apparel & Luxury Goods–0.48%
†Figs, Inc. Class A	95,000	436,050
†G-III Apparel Group Ltd.	28,596	782,100
†Hanesbrands, Inc.	258,900	1,493,853
Kontoor Brands, Inc.	40,600	2,603,678
Movado Group, Inc.	11,980	200,306
Oxford Industries, Inc.	10,766	631,641
Rocky Brands, Inc.	5,000	86,850
Steven Madden Ltd.	53,101	1,414,611
Superior Group of Cos., Inc.	9,300	101,742
†Vera Bradley, Inc.	18,100	40,725
Wolverine World Wide, Inc.	58,771	817,505
		8,609,061
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.10%
†Ispire Technology, Inc.	15,200	$41,496
Turning Point Brands, Inc.	12,425	738,542
Universal Corp.	17,742	994,439
		1,774,477
Trading Companies & Distributors–2.54%
Alta Equipment Group, Inc.	19,190	90,001
Applied Industrial Technologies, Inc.	28,330	6,383,882
†Beacon Roofing Supply, Inc.	45,690	5,651,853
†BlueLinx Holdings, Inc.	6,000	449,880
Boise Cascade Co.	28,346	2,780,459
†Custom Truck One Source, Inc.	36,800	155,296
†Distribution Solutions Group, Inc.	8,296	232,288
†DNOW, Inc.	77,832	1,329,371
†DXP Enterprises, Inc.	9,043	743,877
EVI Industries, Inc.	5,100	85,578
FTAI Aviation Ltd.	74,800	8,305,044
GATX Corp.	26,300	4,083,601
Global Industrial Co.	10,358	232,019
†GMS, Inc.	28,900	2,114,613
H&E Equipment Services, Inc.	23,781	2,254,201
Herc Holdings, Inc.	20,700	2,779,389
†Hudson Technologies, Inc.	32,600	201,142
Karat Packaging, Inc.	5,100	135,558
McGrath RentCorp	17,940	1,998,516
†MRC Global, Inc.	61,800	709,464
Rush Enterprises, Inc. Class A	51,182	2,753,815
†Titan Machinery, Inc.	15,970	272,129
†Transcat, Inc.	6,800	506,260
Willis Lease Finance Corp.	2,100	331,737
†Xometry, Inc. Class A	32,400	807,408
		45,387,381
Transportation Infrastructure–0.01%
†Sky Harbour Group Corp.	8,900	115,789
		115,789
Water Utilities–0.42%
American States Water Co.	27,879	2,193,520
†Cadiz, Inc.	29,201	85,559
California Water Service Group	44,042	2,134,275
Consolidated Water Co. Ltd.	10,900	266,941
Global Water Resources, Inc.	8,783	90,553
Middlesex Water Co.	12,931	828,877
†Pure Cycle Corp.	15,900	166,473
SJW Group	24,715	1,351,663
York Water Co.	10,437	361,955
		7,479,816
LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.19%
†Gogo, Inc.	48,000	$413,760
Spok Holdings, Inc.	14,000	230,160
Telephone & Data Systems, Inc.	72,700	2,816,398
		3,460,318
Total Common Stock (Cost $1,255,037,372)		1,769,828,966
RIGHTS–0.00%
†=Aduro Biotech, Inc.	15,060	5,723
†=Alimera Sciences, Inc.	16,900	676
†=Chinook Therapeutics, Inc.	47,760	18,626
†=Gtx, Inc.	828	1,565
†=Tobira Therapeutics, Inc. expiration date 12/31/28	7,700	34,881
Total Rights (Cost $21,000)		61,471
WARRANTS–0.00%
†Chord Energy Corp. exp 9/01/25 exercise price USD 133.70	2,699	5,884
	Number of Shares	Value (U.S. $)
WARRANTS (continued)
†Danimer Scientific, Inc. exp 7/15/25 exercise price USD 5.00	25,300	$7
†Nabors Industries Ltd. exp 6/11/26 exercise price USD 166.67	2,445	4,762
†=Pulse Biosciences, Inc. exp 6/27/29 exercise price USD 1.00	1,477	3,759
Total Warrants (Cost $245,769)		14,412

MONEY MARKET FUND–0.69%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	12,336,104	12,336,104
Total Money Market Fund (Cost $12,336,104)		12,336,104

TOTAL INVESTMENTS–99.92% (Cost $1,267,640,245)	1,782,240,953
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	1,368,526
NET ASSETS APPLICABLE TO 60,172,714 SHARES OUTSTANDING–100.00%	$1,783,609,479

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts were outstanding at March 31, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
99	E-mini Russell 2000 Index	$10,034,145	$9,963,497	6/20/25	$70,648	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
LVIP SSGA Small-Cap Index Fund–24